Angel Oak Multi-Strategy Income Fund
Schedule of Investments
April 30, 2021 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 9.95%
ACC Trust, Series 2019-1, Class B, 4.470%, 10/20/2022 (a)	$4,400,000	$4,461,666
ACC Trust, Series 2019-2, Class C, 5.240%, 10/20/2024 (a)	2,000,000	2,087,674
Affirm Asset Securitization Trust, Series 2020-A, Class C, 6.230%, 2/18/2025 (a)	1,300,000	1,340,886
Affirm Asset Securitization Trust, Series 2021-A, Class D, 3.490%, 8/15/2025 (a)	1,000,000	1,009,362
Affirm Asset Securitization Trust, Series 2021-A, Class E, 5.650%, 8/15/2025 (a)	350,000	355,584
American Credit Acceptance Receivables Trust, Series 2020-1, Class E, 3.320%, 3/13/2026 (a)	3,000,000	3,082,407
American Credit Acceptance Receivables Trust, Series 2020-3, Class E, 3.880%, 8/13/2026 (a)	5,000,000	5,213,150
American Credit Acceptance Receivables Trust, Series 2019-4, Class F, 5.370%, 9/12/2026 (a)	800,000	829,045
American Credit Acceptance Receivables Trust, Series 2020-4, Class E, 3.650%, 12/14/2026 (a)	3,000,000	3,115,302
American Credit Acceptance Receivables Trust, Series 2021-1, Class E, 2.290%, 3/15/2027 (a)	3,500,000	3,502,709
American Credit Acceptance Receivables Trust, Series 2020-3, Class F, 5.940%, 6/14/2027 (a)	5,650,000	5,949,891
American Credit Acceptance Receivables Trust, Series 2021-2, Classs C, 0.970%, 7/13/2027 (a)	2,500,000	2,504,800
American Credit Acceptance Receivables Trust, Series 2021-1, Class F, 4.010%, 11/15/2027 (a)	650,000	659,307
Aqua Finance Trust, Series 2020-AA, Class B, 2.790%, 7/17/2046 (a)	2,450,000	2,479,552
Aqua Finance Trust, Series 2020-AA, Class C, 3.970%, 7/17/2046 (a)	5,200,000	5,451,254
Avant Loans Funding Trust, Series 2020-REV1, Class C, 4.170%, 5/15/2029 (a)	9,700,000	9,744,630
Carvana Auto Receivables Trust, Series 2019-1A, Class E, 5.640%, 1/15/2026 (a)	1,116,000	1,188,421
Carvana Auto Receivables Trust, Series 2019-2A, Class E, 5.010%, 4/15/2026 (a)	3,000,000	3,181,851
Carvana Auto Receivables Trust, Series 2019-3A, Class E, 4.600%, 7/15/2026 (a)	8,439,000	8,919,415
Carvana Auto Receivables Trust, Series 2021-N1, Class E, 2.880%, 1/10/2028 (a)	3,300,000	3,344,715
Carvana Auto Receivables Trust, Series 2021-N1, Class F, 4.550%, 1/10/2028 (a)	2,500,000	2,532,797
Chase Auto Credit Linked Notes, Series 2020-1, Class E, 3.715%, 1/25/2028 (a)	773,327	784,267
CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.300%, 8/15/2024 (a)	203,507	204,480
Conn's Receivables Funding LLC, Series 2020-A, Class C, 4.200%, 6/15/2025 (a)	3,100,000	3,111,520
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class C, 4.410%, 10/15/2026 (a)	17,822,000	18,239,534
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1, Class C, 4.610%, 3/15/2028 (a)	18,725,000	19,276,395
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class C, 5.540%, 1/15/2026 (a)	7,000,000	7,209,783
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class C, 4.660%, 7/15/2026 (a)	5,000,000	5,119,505
Consumer Underlying Bond Securitization, Series 2018-1, Class A, 4.790%, 2/17/2026 (a)	2,597,267	2,653,368
Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.950%, 8/15/2026 (a)	3,700,000	3,828,120
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.240%, 12/15/2028 (a)	1,500,000	1,515,082
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class B, 3.660%, 12/15/2028 (a)	1,500,000	1,513,901
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.750%, 12/15/2028 (a)	1,700,000	1,783,387
CPS Auto Receivables Trust, Series 2017-D, Class E, 5.300%, 6/17/2024 (a)	3,225,000	3,338,381
CPS Auto Receivables Trust, Series 2017-C, Class E, 5.720%, 9/16/2024 (a)	2,750,000	2,838,715
CPS Auto Receivables Trust, Series 2018-B, Class E, 5.610%, 12/16/2024 (a)	12,123,000	12,732,375
CPS Auto Receivables Trust, Series 2019-B, Class E, 5.000%, 3/17/2025 (a)	5,500,000	5,755,700
CPS Auto Receivables Trust, Series 2018-A, Class E, 5.170%, 3/17/2025 (a)	7,836,000	8,179,969
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.300%, 7/15/2025 (a)	20,356,000	21,244,499
CPS Auto Receivables Trust, Series 2019-D, Class E, 3.860%, 10/15/2025 (a)	5,000,000	5,162,305
CPS Auto Receivables Trust, Series 2020-A, Class E, 4.090%, 12/15/2025 (a)	10,000,000	10,402,850
CPS Auto Receivables Trust, Series 2019-C, Class F, 6.940%, 9/15/2026 (a)	3,500,000	3,722,925
CPS Auto Receivables Trust, Series 2020-A, Class F, 6.930%, 3/15/2027 (a)	2,500,000	2,649,982
CPS Auto Receivables Trust, Series 2020-C, Class E, 4.220%, 5/15/2027 (a)	2,700,000	2,839,536
CPS Auto Receivables Trust, Series 2018-C, Class E, 6.070%, 9/15/2025 (a)	2,350,000	2,476,160
CPS Auto Receivables Trust, Series 2021-A, Class E, 2.530%, 3/15/2028 (a)	6,320,000	6,306,380
DT Auto Owner Trust, Series 2019-1A, Class E, 4.940%, 2/17/2026 (a)	3,750,000	3,949,286
DT Auto Owner Trust, Series 2019-2A, Class E, 4.460%, 5/15/2026 (a)	3,833,000	4,024,615
DT Auto Owner Trust, Series 2019-3A, Class E, 3.850%, 8/17/2026 (a)	2,370,000	2,470,398
DT Auto Owner Trust, Series 2019-4A, Class E, 3.930%, 10/15/2026 (a)	8,500,000	8,898,395
DT Auto Owner Trust, Series 2021-1A, Class E, 2.380%, 1/18/2028 (a)	2,000,000	2,014,936
Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.000%, 8/17/2026 (a)	4,480,000	4,681,900
Exeter Automobile Receivables Trust, Series 2020-1A, Class E, 3.740%, 1/15/2027 (a)	13,000,000	13,503,984
Exeter Automobile Receivables Trust, Series 2020-3A, Class F, 5.560%, 6/15/2027 (a)	4,750,000	4,989,975
First Investors Auto Owner Trust, Series 2017-3A, Class E, 4.920%, 8/15/2024 (a)	1,500,000	1,548,367
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	300,000	313,804
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027 (a)	1,250,000	1,254,975
First Investors Auto Owner Trust, Series 2021-1A, Class E, 3.350%, 4/15/2027 (a)	1,000,000	1,037,154
Flagship Credit Auto Trust, Series 2018-3, Class E, 5.280%, 12/15/2025 (a)	4,800,000	5,093,736
Flagship Credit Auto Trust, Series 2020-1, Class E, 3.520%, 6/15/2027 (a)	839,000	872,747
Flagship Credit Auto Trust, Series 2020-3, Class E, 4.980%, 12/15/2027 (a)	2,150,000	2,292,635
Flagship Credit Auto Trust, Series 2021-1, Class E, 2.720%, 4/17/2028 (a)	2,600,000	2,581,771
Flagship Credit Auto Trust, Series 2020-4, Class E, 3.840%, 7/17/2028 (a)	5,600,000	5,841,511
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)	3,000,000	2,995,905
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class E, 5.560%, 1/16/2024 (a)	1,400,000	1,431,542
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.490%, 4/15/2026 (a)	1,100,000	1,140,594
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)	1,600,000	1,648,483
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.320%, 3/15/2027 (a)	750,000	744,393
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E, 2.980%, 4/15/2027 (a)	5,105,000	5,107,195
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.620%, 6/15/2027 (a)	1,250,000	1,276,560
FREED ABS Trust, Series 2018-2, Class C, 5.880%, 10/20/2025 (a)	9,300,000	9,417,347
FREED ABS Trust, Series 2019-2, Class C, 4.860%, 11/18/2026 (a)	16,220,000	16,704,021
FREED ABS Trust, Series 2020-FP1, Class B, 3.060%, 3/18/2027 (a)	1,800,000	1,831,306
FREED ABS Trust, Series 2021-1CP, Class C, 2.830%, 3/20/2028 (a)	1,200,000	1,211,262
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class E, 3.510%, 2/15/2024 (a)	1,000,000	1,034,112
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.520%, 2/17/2026 (a)	11,500,000	11,978,975
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class D, 2.270%, 5/15/2026 (a)	2,000,000	2,044,272
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.840%, 5/15/2026 (a)	19,000,000	19,680,751
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (a)	16,800,000	17,368,949
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.140%, 1/18/2028 (a)	2,000,000	2,017,724
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (a)	5,797,796	5,990,318
Hertz Vehicle Financing II LP, Series 2017-1A, Class B, 3.560%, 10/25/2021 (a)	10,300,000	10,354,126
Hertz Vehicle Financing II LP, Series 2016-2A, Class B, 3.940%, 3/25/2022 (a)	10,700,000	10,756,228
Hertz Vehicle Financing II LP, Series 2016-2A, Class D, 5.970%, 3/25/2022 (a)	2,778,000	2,789,818
Hertz Vehicle Financing II LP, Series 2018-2A, Class D, 6.140%, 6/25/2022 (a)	5,172,000	5,194,002
Hertz Vehicle Financing II LP, Series 2019-1A, Class D, 6.360%, 3/25/2023 (a)	12,452,000	12,517,435
Hertz Vehicle Financing II LP, Series 2018-1A, Class B, 3.600%, 2/25/2024 (a)	10,500,000	10,555,177
Hertz Vehicle Financing II LP, Series 2018-1A, Class D, 5.860%, 2/25/2024 (a)	4,000,000	4,021,020
Hertz Vehicle Financing II LP, Series 2019-2A, Class B, 3.670%, 5/25/2025 (a)	4,000,000	4,021,020
Hertz Vehicle Financing II LP, Series 2019-2A, Class D, 6.120%, 5/25/2025 (a)	7,500,000	7,539,412
Hertz Vehicle Financing II LP, Series 2019-3A, Class D, 5.000%, 12/25/2025 (a)	2,700,000	2,711,486
HOA Funding LLC, Series 2015-1A, Class B, 9.000%, 8/20/2044 (a)	1,000,000	957,868
LendingClub Receivables Trust, Series 2020-6A, Class A, 2.750%, 11/15/2047 (a)	8,038,520	8,105,368
Lendingpoint Asset Securitization Trust, Series 2019-1, Class C, 4.504%, 8/15/2025 (a)	6,671,397	6,728,170
LendingPoint Asset Securitization Trust, Series 2020-REV1, Class A, 2.731%, 10/15/2028 (a)	3,000,000	3,029,628
LL ABS Trust, Series 2020-1A, Class B, 3.790%, 1/17/2028 (a)	1,900,000	1,955,450
LL ABS Trust, Series 2020-1A, Class C, 6.540%, 1/17/2028 (a)	2,200,000	2,298,905
Marlette Funding Trust, Series 2018-1A, Class D, 4.850%, 3/15/2028 (a)	12,064,615	12,168,576
Marlette Funding Trust, Series 2018-2A, Class C, 4.370%, 7/17/2028 (a)	1,012,539	1,016,279
Marlette Funding Trust, Series 2020-2A, Class D, 4.650%, 9/16/2030 (a)	6,240,000	6,552,524
Marlette Funding Trust, Series 2021-1A, Class D, 2.470%, 6/16/2031 (a)(b)	1,500,000	1,507,701
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B, 2.330%, 3/20/2026 (a)	5,000,000	5,018,320
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(c)	2,644,628	2,551,413
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(c)	922,347	915,133
Newtek Small Business Loan Trust, Series 2018-1, Class B, 4.000% (PRIME + 0.750%), 2/25/2044 (a)(d)	2,023,408	1,962,967
Pagaya AI Debt Selection Trust, Series 2021-1, Class A, 1.180%, 11/15/2027 (a)	4,500,000	4,516,344
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	1,500,000	1,508,943
PMIT, Series 2019-3A, Class D, 6.550%, 9/15/2025 (a)	10,000,000	10,230,850
Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028 (a)	1,000,000	1,035,668
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 3.280%, 3/15/2027 (a)	1,750,000	1,806,560
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F, 5.790%, 8/15/2028 (a)	500,000	528,264
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class F, 7.030%, 8/15/2028 (a)	1,900,000	2,077,090
SolarCity LMC II LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (a)	1,343,364	1,412,312
Stone Street Receivables Funding LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (a)	790,544	760,861
Tesla Auto Lease Trust, Series 2020-A, Class E, 4.640%, 8/20/2024 (a)	2,500,000	2,634,363
Tesla Auto Lease Trust, Series 2021-A, Class E, 2.640%, 3/20/2025 (a)	2,000,000	2,007,026
Theorem Funding Trust, Series 2020-1A, Class B, 3.950%, 10/15/2026 (a)	3,800,000	3,923,546
Theorem Funding Trust, Series 2020-1A, Class C, 6.250%, 10/15/2026 (a)	1,000,000	1,052,203
UMPT, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)	4,193,877	4,234,411
UMPT, Series 2019-ST4, Class A, 3.750%, 12/15/2025 (a)	2,407,568	2,430,079
UMPT, Series 2019-ST5, Class A, 3.750%, 1/15/2026 (a)	2,039,732	2,056,922
UMPT, Series 2021-PT2, Class A, 4.971%, 5/15/2027 (a)	24,656,382	24,834,968
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)	5,000,000	4,985,900
United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.580%, 6/10/2026 (a)	5,700,000	5,762,803
United Auto Credit Securitization Trust, Series 2021-1, Class F, 4.300%, 9/10/2027 (a)	1,035,000	1,061,756
Upstart Pass-Through Trust, Series 2021-ST1, Class A, 2.750%, 2/20/2027 (a)	1,865,211	1,884,300
Upstart Pass-Through Trust, Series 2021-ST2, Class A, 2.500%, 4/20/2027 (a)	6,771,548	6,841,471
Upstart Pass-Through Trust, Series 2021-ST3, Class A, 2.000%, 5/20/2027 (a)	1,700,000	1,698,232
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.750%, 2/20/2028 (a)	1,633,243	1,654,507
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.500%, 3/20/2028 (a)	6,577,246	6,657,831
Upstart Pass-Through Trust, Series 2020-ST3, Class A, 3.350%, 4/20/2028 (a)	2,744,359	2,787,207
Upstart Pass-Through Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)	2,500,000	2,509,865
Upstart Securitization Trust, Series 2019-1, Class CERT, 0.000%, 4/20/2026 (a)	20,143	2,062,784
Upstart Securitization Trust, Series 2019-2, Class CERT, 0.010%, 9/20/2029 (a)(e)	18,282	6,815,075
Upstart Securitization Trust, Series 2019-3, Class C, 5.381%, 1/20/2030 (a)	4,750,000	4,909,999
Upstart Securitization Trust, Series 2020-3, Class C, 6.250%, 11/20/2030 (a)	13,327,000	14,241,099
Veros Automobile Receivables Trust, Series 2020-1, Class C, 2.990%, 6/15/2025 (a)	2,410,000	2,453,317
Veros Automobile Receivables Trust, Series 2018-1, Class D, 5.740%, 8/15/2025 (a)	3,100,000	3,143,109
Veros Automobile Receivables Trust, Series 2020-1, Class D, 5.640%, 2/15/2027 (a)	3,255,000	3,331,476
Westlake Automobile Receivables Trust, Series 2019-3A, Class F, 4.720%, 4/15/2026 (a)	5,000,000	5,124,055
Westlake Automobile Receivables Trust, Series 2020-3A, Class E, 3.340%, 6/15/2026 (a)	4,350,000	4,504,225
Westlake Automobile Receivables Trust, Series 2020-3A, Class F, 5.110%, 5/17/2027 (a)	8,750,000	9,108,505
Westlake Automobile Receivables Trust, Series 2021-1A, Class F, 3.910%, 9/15/2027 (a)	4,000,000	4,043,220
TOTAL ASSET-BACKED SECURITIES - (Cost ― $660,093,252)		680,696,607

Collateralized Debt Obligations ― 0.71%
Anchorage Credit Funding Ltd., Series 2018-5A, Class DR, 5.500%, 4/25/2036 (a)	2,000,000	2,020,000
Anchorage Credit Funding Ltd., Series 2015-2A, Class ERV, 7.044%, 4/25/2038 (a)	5,000,000	4,759,980
Anchorage Credit Funding Ltd., Series 2020-11A, Class E, 7.050%, 4/25/2038 (a)	7,000,000	6,738,480
Anchorage Credit Funding Ltd., Series 2020-12A, Class D, 5.927%, 10/25/2038 (a)	7,000,000	7,070,000
Anchorage Credit Funding Ltd., Series 2020-12A, Class E, 6.908%, 10/25/2038 (a)	7,000,000	6,631,093
Financial Institution Note Securitization Ltd., Series 2019-1A, Class A, 3.900%, 7/17/2034 (a)(f)	5,000,000	5,075,000
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 1.548% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(d)(g)	4,906,710	4,857,643
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 4.228% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(d)(g)	3,400,000	3,264,000
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 1.942% (3 Month LIBOR USD + 1.760%), 5/23/2039 (a)(d)(g)	3,864,102	3,806,141
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 2.632% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(d)(g)	4,000,000	3,970,000
TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost ― $48,137,661)		48,192,337

Collateralized Loan Obligations ― 7.48%
ABPCI Direct Lending Fund CLO LLC, Series 2017-1A, Class ER, 7.793% (3 Month LIBOR USD + 7.600%), 4/20/2032 (a)(d)(g)	1,750,000	1,686,247
ABPCI Direct Lending Fund CLO Ltd., Series 2020-8A, Class D, 5.938% (3 Month LIBOR USD + 5.750%), 4/20/2032 (a)(d)(g)	2,500,000	2,500,775
ALM CLO Ltd., Series 2016-18A, Class DR, 5.684% (3 Month LIBOR USD + 5.500%), 1/18/2028 (a)(d)	2,050,000	2,020,263
ALM CLO Ltd., Series 2020-1A, Class SUB, 0.000%, 10/15/2029 (a)(g)(h)	5,000,000	4,702,000
Anchorage Capital CLO Ltd., Series 2014-4RA, Class E, 5.684% (3 Month LIBOR USD + 5.500%), 1/28/2031 (a)(d)	2,500,000	2,405,722
Anchorage Capital CLO Ltd., Series 2018-10A, Class E, 5.934% (3 Month LIBOR USD + 5.750%), 10/15/2031 (a)(d)	1,000,000	985,943
Ares CLO Ltd., Series 2016-40A, Class DR, 6.534% (3 Month LIBOR USD + 6.350%), 1/15/2029 (a)(d)	8,600,000	8,573,736
Ares CLO Ltd., Series 2015-4A, Class SUB, 0.000%, 10/15/2030 (a)(g)(h)	3,000,000	1,800,000
Ares CLO Ltd., Series 2016-41A, Class ER, 6.847% (3 Month LIBOR USD + 6.750%), 4/15/2034 (a)(d)	5,700,000	5,700,370
Atrium XV, Series 15A, Class D, 3.173% (3 Month LIBOR USD + 3.000%), 1/23/2031 (a)(d)	4,000,000	3,982,748
Atrium XV, Series 15A, Class E, 6.023% (3 Month LIBOR USD + 5.850%), 1/23/2031 (a)(d)	6,500,000	6,435,968
Babson CLO Ltd., Series 2016-1A, Class ER, 6.173% (3 Month LIBOR USD + 6.000%), 7/23/2030 (a)(d)	8,600,000	8,371,911
Babson CLO Ltd., Series 2015-2A, Class DR, 3.138% (3 Month LIBOR USD + 2.950%), 10/21/2030 (a)(d)	1,250,000	1,251,352
Barings CLO Ltd, Series 2019-1A, Class ER, 6.860% (3 Month LIBOR USD + 6.860%), 4/16/2035 (a)(d)	5,750,000	5,637,777
Barings CLO Ltd., Series 2020-1A, Class D, 3.934% (3 Month LIBOR USD + 3.750%), 10/15/2032 (a)(d)	3,000,000	3,029,946
Barings Middle Market CLO Ltd., Series 2018-II, Class COM, 0.000%, 1/15/2031 (g)(h)	1,500,000	1,387,935
BCC Middle Market CLO LLC, Series 2019-1A, Class B, 3.841% (3 Month LIBOR USD + 3.600%), 10/20/2031 (a)(d)	8,000,000	8,012,496
BlackRock Elbert CLO V Ltd., Series 5A, Class D, 5.664% (3 Month LIBOR USD + 5.400%), 12/15/2031 (a)(d)(g)	2,250,000	2,249,651
BlackRock Elbert CLO V Ltd., Series 5I, Class E, 9.664% (3 Month LIBOR USD + 9.400%), 12/15/2031 (d)(g)	5,625,000	5,625,096
BlueMountain CLO Ltd., Series 2021-31A, Class SUB, 0.000%, 4/19/2034 (a)(b)(g)(h)	5,000,000	4,269,250
Canyon CLO Ltd., Series 2020-1A, Class E, 5.184% (3 Month LIBOR USD + 5.000%), 7/17/2028 (a)(d)	6,500,000	6,500,000
Cerberus Loan Funding LP, Series 2018-1A, Class C, 2.534% (3 Month LIBOR USD + 2.350%), 4/15/2030 (a)(d)	1,500,000	1,473,312
Cerberus Loan Funding LP, Series 2020-1A, Class D, 5.541% (3 Month LIBOR USD + 5.300%), 10/15/2031 (a)(d)(g)	3,500,000	3,507,738
Cerberus Loan Funding LP, Series 2020-2A, Class D, 5.234% (3 Month LIBOR USD + 5.050%), 10/15/2032 (a)(d)(g)	2,500,000	2,499,927
CFIP CLO Ltd., Series 2013-1A, Class ER, 6.838% (3 Month LIBOR USD + 6.650%), 4/20/2029 (a)(d)	2,900,000	2,899,890
CSMC Trust, Series 2017-RPL3, Class B5, 4.520%, 8/25/2057 (a)(h)	10,828,749	10,694,353
Diamond CLO Ltd., Series 2019-1A, Class E, 8.226% (3 Month LIBOR USD + 8.050%), 4/25/2029 (a)(d)(g)	9,750,000	9,676,787
Dorchester Park CLO DAC, Series 2015-1A, Class ER, 5.188% (3 Month LIBOR USD + 5.000%), 4/20/2028 (a)(d)	1,000,000	996,133
Dryden CLO Ltd., Series 2018-64A, Class D, 2.840% (3 Month LIBOR USD + 2.650%), 4/18/2031 (a)(d)	1,350,000	1,347,679
Dryden Senior Loan Fund, Series 2016-45A, Class ER, 6.034% (3 Month LIBOR USD + 5.850%), 10/15/2030 (a)(d)	5,000,000	4,957,415
Ellington CLO III Ltd., Series 2018-3A, Class C, 2.438% (3 Month LIBOR USD + 2.250%), 7/22/2030 (a)(d)	2,700,000	2,668,186
Ellington CLO IV Ltd., Series 2019-4A, Class C, 3.484% (3 Month LIBOR USD + 3.300%), 4/16/2029 (a)(d)	4,612,500	4,623,482
First Eagle Commercial Loan Funding LLC, Series 2016-1A, Class CR, 5.176% (3 Month LIBOR USD + 5.000%), 1/26/2032 (a)(d)	10,500,000	10,492,135
Garrison Funding Ltd., Series 2018-2RA, Class BR, 3.352% (3 Month LIBOR USD + 3.170%), 11/20/2029 (a)(d)	6,550,000	6,381,776
Garrison MML CLO LP, Series 2019-1A, Class B, 4.038% (3 Month LIBOR USD + 3.850%), 7/21/2031 (a)(d)	3,100,000	3,109,997
Golub Capital Partners CLO Ltd., Series 2019-45A, Class C, 3.988% (3 Month LIBOR USD + 3.800%), 10/20/2031 (a)(d)	5,350,000	5,356,131
Great Lakes CLO Ltd., Series 2021-5A, Class E, 7.704% (3 Month LIBOR USD + 7.500%), 4/15/2033 (a)(d)(g)	9,950,000	9,452,968
Halcyon Loan Advisors Funding Ltd., Series 2013-1X, Class C, 3.684% (3 Month LIBOR USD + 3.500%), 4/15/2025 (d)(i)	2,500,000	2,415,273
Hayfin US Ltd., Series 2020-12A, Class D, 4.409% (3 Month LIBOR USD + 4.160%), 1/20/2034 (a)(d)	8,000,000	7,925,216
Highbridge Loan Management, Series 3A-2014, Class DR, 6.690% (3 Month LIBOR USD + 6.500%), 7/18/2029 (a)(d)	1,700,000	1,692,903
ICG US CLO Ltd., Series 2021-1A, Class E, 6.443% (3 Month LIBOR USD + 6.330%), 4/17/2034 (a)(d)	4,000,000	3,993,928
Jay Park CLO Ltd., Series 2016-1X, Class SUB, 0.000%, 10/20/2027 (g)(h)(i)	4,000,000	1,840,000
JFIN CLO Ltd., Series 2013-1A, Class DR, 7.558% (3 Month LIBOR USD + 7.370%), 1/22/2030 (a)(d)	3,900,000	3,866,905
KKR CLO Ltd., Series 18, Class E, 6.640% (3 Month LIBOR USD + 6.450%), 7/18/2030 (a)(d)	2,000,000	1,960,362
KKR CLO Ltd., Series 14, Class ER, 6.334% (3 Month LIBOR USD + 6.150%), 7/15/2031 (a)(d)	1,750,000	1,740,326
Lake Shore MM CLO III LLC, Series 2020-1A, Class C, 4.934% (3 Month LIBOR USD + 4.750%), 10/15/2029 (a)(d)	5,300,000	5,311,771
Lake Shore MM CLO III LLC, Series 2020-1A, Class D, 6.814% (3 Month LIBOR USD + 6.630%), 10/15/2029 (a)(d)(g)	10,000,000	10,005,310
Lake Shore MM CLO Ltd., Series 2019-2A, Class E, 8.990% (3 Month LIBOR USD + 8.800%), 10/17/2031 (a)(d)(g)	1,725,000	1,724,879
Madison Park Funding Ltd., Series 2018-30A, Class D, 2.684% (3 Month LIBOR USD + 2.500%), 4/16/2029 (a)(d)	1,340,000	1,328,275
Madison Park Funding Ltd., Series 2016-24X, Class ER, 7.388% (3 Month LIBOR USD + 7.200%), 10/20/2029 (d)(i)	7,000,000	6,963,586
Magnetite Ltd., Series 2015-16A, Class DR, 2.340% (3 Month LIBOR USD + 2.150%), 1/18/2028 (a)(d)	500,000	493,180
Magnetite Ltd., Series 2014-8A, Class DR2, 3.084% (3 Month LIBOR USD + 2.900%), 4/15/2031 (a)(d)	2,000,000	1,999,980
Magnetite Ltd., Series 2020-28A, Class D, 3.676% (3 Month LIBOR USD + 3.500%), 10/27/2031 (a)(d)	1,750,000	1,765,486
Marble Point CLO Ltd., Series 2020-1A, Class D, 3.938% (3 Month LIBOR USD + 3.750%), 4/20/2033 (a)(d)	4,000,000	4,005,396
Marble Point CLO Ltd., Series 2020-3A, Class D, 3.921% (3 Month LIBOR USD + 3.900%), 1/19/2034 (a)(d)	3,000,000	2,977,908
MCF CLO Ltd., Series 2018-1A, Class E, 7.520% (3 Month LIBOR USD + 7.330%), 7/18/2030 (a)(d)(g)	1,000,000	959,681
MMCF CLO LLC, Series 2019-2A, Class B, 3.634% (3 Month LIBOR USD + 3.450%), 4/16/2029 (a)(d)	6,000,000	5,999,916
Monroe Capital CLO Ltd., Series 2019-1A, Class E, 8.508% (3 Month LIBOR USD + 8.150%), 5/22/2031 (a)(d)(g)	8,000,000	7,961,240
Monroe Capital CLO Ltd., Series 2020-1A, Class E, 9.032% (3 Month LIBOR USD + 8.850%), 8/20/2031 (a)(d)(g)	3,250,000	3,252,051
Monroe Capital MML CLO Ltd., Series 2017-1A, Class E, 7.534% (3 Month LIBOR USD + 7.350%), 4/23/2029 (a)(d)(g)	5,450,000	5,403,648
Monroe Capital MML CLO Ltd., Series 2018-1A, Class C, 2.434% (3 Month LIBOR USD + 2.250%), 4/15/2030 (a)(d)	4,800,000	4,706,189
Monroe Capital MML CLO Ltd., Series 2018-1A, Class E, 7.084% (3 Month LIBOR USD + 6.900%), 4/15/2030 (a)(d)(g)	1,625,000	1,581,723
Monroe Capital MML CLO Ltd., Series 2018-2A, Class D, 4.232% (3 Month LIBOR USD + 4.050%), 11/22/2030 (a)(d)(g)	2,000,000	1,937,602
Monroe Capital MML CLO Ltd., Series 2018-2A, Class E, 7.432% (3 Month LIBOR USD + 7.250%), 11/22/2030 (a)(d)(g)	5,150,000	5,076,891
Monroe Capital MML CLO Ltd., Series 2020-1A, Class D, 7.082% (3 Month LIBOR USD + 6.900%), 8/20/2031 (a)(d)(g)	11,000,000	11,041,195
Monroe Capital MML CLO Ltd., Series 2019-2A, Class D, 5.184% (3 Month LIBOR USD + 5.000%), 10/22/2031 (a)(d)(g)	1,700,000	1,691,415
Monroe Capital MML CLO Ltd., Series 2021-1A, Class E, 0.000% (3 Month LIBOR USD + 8.540%), 5/20/2033 (a)(b)(d)(g)	3,486,461	3,328,026
Neuberger Berman CLO Ltd., Series 2016-23A, Class SUB, 0.000%, 10/18/2027 (a)(g)(h)	2,500,000	1,375,000
Neuberger Berman CLO Ltd., Series 2015-20A, Class FR, 7.634% (3 Month LIBOR USD + 7.450%), 1/18/2028 (a)(d)(g)	3,000,000	3,000,000
Neuberger Berman CLO Ltd., Series 2013-15A, Class DR, 3.234% (3 Month LIBOR USD + 3.050%), 10/15/2029 (a)(d)	2,750,000	2,777,247
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class CR, 3.976% (3 Month LIBOR USD + 3.800%), 10/25/2028 (a)(d)	10,000,000	9,991,890
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class DR, 4.088% (3 Month LIBOR USD + 3.900%), 1/20/2027 (a)(d)(g)	3,000,000	2,977,584
Northwoods Capital XII-B Ltd., Series 2018-12BA, Class C, 2.334% (3 Month LIBOR USD + 2.150%), 6/16/2031 (a)(d)	7,050,000	6,867,412
Oaktree CLO Ltd., Series 2019-4A, Class SUB, 0.000%, 10/20/2032 (a)(g)(h)	3,500,000	2,677,500
Ocean Trails CLO, Series 2013-4A, Class CR, 1.994% (3 Month LIBOR USD + 1.800%), 8/13/2025 (a)(d)	2,000,000	2,002,508
Octagon Investment Partners Ltd., Series 2018-18A, Class D, 5.694% (3 Month LIBOR USD + 5.510%), 4/16/2031 (a)(d)	1,700,000	1,639,993
Octagon Investment Partners Ltd., Series 2020-4A, Class D, 4.484% (3 Month LIBOR USD + 4.300%), 10/17/2033 (a)(d)	10,500,000	10,524,150
OZLM XII Ltd., Series 2015-12A, Class E, 6.836% (3 Month LIBOR USD + 6.650%), 4/30/2027 (a)(d)(g)	1,000,000	853,822
Palmer Square Loan Funding Ltd., Series 2019-3A, Class D, 5.532% (3 Month LIBOR USD + 5.350%), 8/20/2027 (a)(d)	7,750,000	7,749,791
Palmer Square Ltd., Series 2020-1A, Class C, 3.188% (3 Month LIBOR USD + 3.000%), 4/20/2029 (a)(d)	5,000,000	5,018,510
PPM CLO Ltd., Series 2020-4A, Class SUB, 0.000%, 10/20/2031 (a)(g)(h)	2,500,000	2,068,750
Regatta X Funding Ltd., Series 2017-3A, Class SUB, 0.000%, 1/17/2031 (a)(g)(h)	2,500,000	1,575,000
Rockford Tower CLO Ltd., Series 2019-1A, Class ER, 6.508% (3 Month LIBOR USD + 6.320%), 4/20/2034 (a)(d)	7,000,000	6,865,887
RR Ltd., Series 2018-5A, Class SUB, 0.000%, 10/15/2031 (a)(g)(h)	4,000,000	3,520,000
RR Ltd., Series 2018-5A, Class C, 3.284% (3 Month LIBOR USD + 3.100%), 10/15/2031 (a)(d)	3,400,000	3,428,710
RR Ltd., Series 2020-12A, Class DR2, 6.904% (3 Month LIBOR USD + 6.720%), 1/15/2036 (a)(d)	8,650,000	8,586,250
RR Ltd., Series 2019-6A, Class DR, 5.955% (3 Month LIBOR USD + 5.850%), 4/15/2036 (a)(d)	2,000,000	1,978,674
Saranac CLO VIII Ltd., Series 2020-8A, Class CN, 2.982% (3 Month LIBOR USD + 2.800%), 2/22/2033 (a)(d)	3,000,000	3,013,983
Saranac CLO VIII Ltd., Series 2020-8A, Class E, 8.302% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(d)	5,250,000	5,224,905
Shackleton CLO Ltd., Series 2015-8A, Class CR, 1.838% (3 Month LIBOR USD + 1.650%), 10/20/2027 (a)(d)	1,500,000	1,482,821
Sound Point CLO Ltd., Series 2017-3A, Class D, 6.688% (3 Month LIBOR USD + 6.500%), 10/21/2030 (a)(d)	3,800,000	3,710,563
Sound Point CLO Ltd., Series 2014-1RA, Class E, 6.290% (3 Month LIBOR USD + 6.100%), 7/18/2031 (a)(d)	4,500,000	4,291,880
Steele Creek CLO Ltd., Series 2018-1A, Class C, 2.084% (3 Month LIBOR USD + 1.900%), 4/15/2031 (a)(d)	4,500,000	4,328,181
Steele Creek CLO Ltd., Series 2016-1A, Class CR, 2.084% (3 Month LIBOR USD + 1.900%), 6/16/2031 (a)(d)(j)	17,806,577	17,265,346
Steele Creek CLO Ltd., Series 2016-1A, Class FR, 7.084% (3 Month LIBOR USD + 6.900%), 6/16/2031 (a)(d)(g)	1,000,000	722,638
Stewart Park CLO Ltd., Series 2015-1A, Class ER, 5.464% (3 Month LIBOR USD + 5.280%), 1/15/2030 (a)(d)	5,250,000	5,142,926
TCW CLO Ltd., Series 2020-1A, Class DR, 3.888% (3 Month LIBOR USD + 3.700%), 10/20/2031 (a)(d)	10,000,000	10,095,180
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class C, 3.984% (3 Month LIBOR USD + 3.800%), 4/15/2030 (a)(d)	6,350,000	6,354,947
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class E, 8.684% (3 Month LIBOR USD + 8.500%), 4/15/2030 (a)(d)(g)	1,600,000	1,599,875
THL Credit Wind River CLO Ltd., Series 2012-2A, Class INC, 0.000%, 1/20/2026 (a)(g)(h)	3,000,000	1,080,000
Trinitas CLO Ltd., Series 2017-6A, Class ER, 6.992% (3 Month LIBOR USD + 6.816%), 1/25/2034 (a)(d)	10,000,000	9,957,090
Venture 40 CLO Ltd., Series 2020-40A, Class D2, 5.465% (3 Month LIBOR USD + 5.260%), 11/24/2031 (a)(d)	9,000,000	9,072,009
Venture 42 CLO Ltd., Series 2021-42A, Class E, 7.300% (3 Month LIBOR USD + 7.300%), 4/17/2034 (a)(d)	3,000,000	2,910,000
Vibrant CLO Ltd., Series 2021-12A, Class SUB, 0.000%, 1/20/2034 (a)(g)(h)	4,350,000	3,690,192
Voya CLO Ltd., Series 2014-2A, Class ER, 7.890% (3 Month LIBOR USD + 7.700%), 4/17/2030 (a)(d)(g)	2,000,000	1,547,932
Wellfleet CLO Ltd., Series 2015-1A, Class SUB, 0.000%, 7/20/2029 (a)(g)(h)	4,900,000	1,225,000
Wellfleet CLO Ltd., Series 2018-2A, Class D, 6.258% (3 Month LIBOR USD + 6.070%), 10/20/2031 (a)(d)	2,175,000	2,129,218
Wellfleet CLO X Ltd., Series 2019-XA, Class C, 4.048% (3 Month LIBOR USD + 3.860%), 4/20/2032 (a)(d)	4,150,000	4,120,635
Woodmont Trust, Series 2020-7A, Class D, 5.584% (3 Month LIBOR USD + 5.400%), 1/15/2032 (a)(d)(g)	13,000,000	12,999,571
Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class CR, 2.034% (3 Month LIBOR USD + 1.850%), 7/16/2027 (a)(d)	5,700,000	5,616,923
Zais CLO Ltd., Series 2016-2A, Class B, 3.484% (3 Month LIBOR USD + 3.300%), 10/16/2028 (a)(d)	3,150,000	3,108,294
Zais CLO Ltd., Series 2020-15A, Class C, 4.934% (3 Month LIBOR USD + 4.750%), 7/29/2030 (a)(d)	16,500,000	16,519,140
Zais CLO Ltd., Series 2018-2A, Class C, 2.538% (3 Month LIBOR USD + 2.350%), 7/21/2031 (a)(d)	6,750,000	6,418,204
TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost ― $510,224,378)		511,323,487

Commercial Mortgage-Backed Securities ― 1.65%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756%, 5/16/2053 (a)	6,000,000	6,297,120
BBCMS Mortgage Trust, Series 2020-BID, Class A, 2.255% (1 Month LIBOR USD + 2.140%), 10/15/2037 (a)(d)	10,000,000	10,075,130
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.037%, 4/17/2053	5,000,000	4,952,925
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.850%, 9/17/2053	8,000,000	7,805,400
BPR Trust, Series 2021-KEN, Class A, 1.365% (1 Month LIBOR USD + 1.250%), 2/15/2029 (a)(d)	2,000,000	2,002,500
BTH Mortgage-Backed Securities Trust, Series 2018-3, Class A, 2.615% (1 Month LIBOR USD + 2.500%), 6/7/2022 (d)	2,392,246	2,397,545
BX Commercial Mortgage Trust, Series 2020-VIV4, Class A, 2.843%, 3/11/2044 (a)	3,000,000	3,067,563
Capital Funding Mortgage Trust, Series 2020-9, Class B, 15.900% (1 Month LIBOR USD + 14.900%), 11/28/2022 (a)(d)	4,750,000	4,792,042
Capital Funding Mortgage Trust, Series 2021-19, Class B, 16.460% (1 Month LIBOR USD + 15.210%), 11/6/2023 (a)(d)	4,825,000	4,837,762
Commercial Mortgage Trust, Series 2020-SBX, Class A, 1.670%, 1/10/2038 (a)	500,000	505,225
Commercial Mortgage Trust, Series 2013-CR8, Class ASFL, 0.851% (1 Month LIBOR USD + 0.740%), 6/12/2046 (a)(d)	1,721,182	1,708,123
CSMCM Trust, Series 2018-RPL3, 2.984%, 7/25/2050 (a)(g)	13,041,589	12,171,050
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 4.040% (1 Month LIBOR USD + 3.925%), 7/15/2031 (a)(d)	500,000	454,848
Harvest SBA Loan Trust, Series 2018-1, Class A, 2.359% (1 Month LIBOR USD + 2.250%), 9/26/2044 (a)(d)	1,834,827	1,775,458
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 1.565% (1 Month LIBOR USD + 1.200%), 4/15/2031 (a)(d)	3,500,000	3,440,010
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.470%, 7/15/2040 (g)(h)	2,650,000	1,449,770
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 2.251% (1 Month LIBOR USD + 2.101%), 4/15/2026 (a)(d)	2,000,000	2,002,492
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class H, 4.374%, 2/16/2046 (a)(g)(h)	10,318,259	65,995
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.374%, 2/16/2046 (a)(g)(h)	1,000,000	147,908
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 4/25/2023 (a)(h)	743,127	748,036
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 6/25/2024 (a)(h)	7,000,000	7,278,089
Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.610%, 2/25/2050 (a)(h)	775,501	786,346
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/17/2047 (h)	2,000,000	1,773,286
X-CALI Mortgage Trust, Series 2019-1, Class B1, 16.290% (1 Month LIBOR USD + 14.140%), 11/6/2021 (a)(d)	5,950,000	5,908,499
X-CALI Mortgage Trust, Series 2020-2, Class B1, 9.550% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(d)	7,000,000	7,052,955
X-CALI Mortgage Trust, Series 2020-1, Class B1, 9.150% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(d)	2,700,000	2,696,628
X-CALI Mortgage Trust, Series 2021-CT2, Class B1, 7.750% (1 Month LIBOR USD + 6.750%), 4/6/2023 (a)(d)	1,237,000	1,240,105
X-CALI Mortgage Trust, Series 2020-5, Class A, 4.250% (1 Month LIBOR USD + 3.250%), 10/16/2023 (a)(d)	5,000,000	5,039,635
X-CALI Mortgage Trust, Series 2020-5, Class B1, 9.250% (1 Month LIBOR USD + 8.250%), 10/16/2023 (a)(d)	7,000,000	7,055,454
X-CALI Mortgage Trust, Series 2021-9, Class B1, 9.000% (1 Month LIBOR USD + 8.000%), 3/1/2024 (a)(d)	1,215,000	1,210,485
X-Caliber Funding LLC, Series 2021-MI3, Class B1, 8.000% (1 Month LIBOR USD + 7.000%), 5/6/2023 (a)(d)	2,200,000	2,205,881
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - (Cost ― $118,685,151)		112,944,265

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 9.28%
Federal Home Loan Mortgage Corp., Series 2015-KF09, Class B, 5.461% (1 Month LIBOR USD + 5.350%), 5/25/2022 (a)(d)	452,353	456,568
Federal Home Loan Mortgage Corp., Series K-F10, Class A, 0.491% (1 Month LIBOR USD + 0.380%), 7/25/2022 (d)	129,698	129,719
Federal Home Loan Mortgage Corp., Series 2016-KF25, Class B, 5.111% (1 Month LIBOR USD + 5.000%), 10/25/2023 (a)(d)	130,091	130,075
Federal Home Loan Mortgage Corp., Series 2020-KI05, Class B, 2.411% (1 Month LIBOR USD + 2.300%), 7/25/2024 (a)(d)	4,445,829	4,401,540
Federal Home Loan Mortgage Corp., Series K-F35, Class A, 0.461% (1 Month LIBOR USD + 0.350%), 8/25/2024 (d)	1,001,258	1,004,771
Federal Home Loan Mortgage Corp., Series K-F34, Class A, 0.471% (1 Month LIBOR USD + 0.360%), 8/25/2024 (d)	689,703	691,832
Federal Home Loan Mortgage Corp., Series 2017-KF34, Class B, 2.811% (1 Month LIBOR USD + 2.700%), 8/25/2024 (a)(d)	919,604	920,883
Federal Home Loan Mortgage Corp., Series 2017-KF35, Class B, 2.861% (1 Month LIBOR USD + 2.750%), 8/25/2024 (a)(d)	1,455,275	1,450,471
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 2.611% (1 Month LIBOR USD + 2.500%), 11/25/2024 (a)(d)	714,754	632,718
Federal Home Loan Mortgage Corp., Series 2018-KF42, Class B, 2.311% (1 Month LIBOR USD + 2.200%), 12/25/2024 (a)(d)	2,790,212	2,790,059
Federal Home Loan Mortgage Corp., Series K-F53, Class A, 0.501% (1 Month LIBOR USD + 0.390%), 10/25/2025 (d)	211,501	208,117
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 2.261% (1 Month LIBOR USD + 2.150%), 1/25/2026 (a)(d)	155,857	155,124
Federal Home Loan Mortgage Corp., Series K F16, Class A, 0.741% (1 Month LIBOR USD + 0.630%), 3/25/2026 (d)	19,541	19,490
Federal Home Loan Mortgage Corp., Series 2019-KF64, Class B, 2.411% (1 Month LIBOR USD + 2.300%), 6/25/2026 (a)(d)	3,886,026	3,931,217
Federal Home Loan Mortgage Corp., Series 2017-KSW3, Class B, 2.861% (1 Month LIBOR USD + 2.750%), 5/25/2027 (a)(d)	2,550,970	2,589,396
Federal Home Loan Mortgage Corp., Series 2017-KF33, Class B, 2.661% (1 Month LIBOR USD + 2.550%), 6/25/2027 (a)(d)	922,441	920,332
Federal Home Loan Mortgage Corp., Series 2017-KF37, Class B, 2.861% (1 Month LIBOR USD + 2.750%), 6/25/2027 (a)(d)	997,352	991,006
Federal Home Loan Mortgage Corp., Series K-F86, Class AL, 0.401% (1 Month LIBOR USD + 0.290%), 8/25/2027 (d)	3,302,522	3,311,789
Federal Home Loan Mortgage Corp., Series K-739, Class A2, 1.336%, 9/25/2027	12,000,000	12,073,620
Federal Home Loan Mortgage Corp., Series K-740, Class A2, 1.470%, 9/25/2027	22,000,000	22,368,434
Federal Home Loan Mortgage Corp., Series K-F93, Class AS, 0.325% (SOFR30A + 0.310%), 10/25/2027 (d)	16,995,333	17,080,378
Federal Home Loan Mortgage Corp., Series K-F93, Class AL, 0.391% (1 Month LIBOR USD + 0.280%), 10/25/2027 (d)	10,996,980	10,976,526
Federal Home Loan Mortgage Corp., Series K-741, Class A2, 1.603%, 12/25/2027	5,000,000	5,096,955
Federal Home Loan Mortgage Corp., Series K-F100, Class AS, 0.195% (SOFR30A + 0.180%), 1/25/2028 (d)	10,999,810	10,985,312
Federal Home Loan Mortgage Corp., Series K-F107, Class AS, 0.265% (SOFR30A + 0.250%), 3/27/2028 (d)	13,000,000	13,016,250
Federal Home Loan Mortgage Corp., Series 2018-KF48, Class B, 2.161% (1 Month LIBOR USD + 2.050%), 6/25/2028 (a)(d)	193,413	188,082
Federal Home Loan Mortgage Corp., Series 2018-KF50, Class B, 2.011% (1 Month LIBOR USD + 1.900%), 7/25/2028 (a)(d)	3,799,534	3,748,631
Federal Home Loan Mortgage Corp., Series 2018-KR07, Class B, 4.221%, 9/25/2028 (a)(h)	2,250,000	2,345,494
Federal Home Loan Mortgage Corp., Series 2018-KF54, Class B, 2.311% (1 Month LIBOR USD + 2.200%), 11/25/2028 (d)	5,946,526	5,823,688
Federal Home Loan Mortgage Corp., Series K-F59, Class A, 0.651% (1 Month LIBOR USD + 0.540%), 2/25/2029 (d)	84,046	84,031
Federal Home Loan Mortgage Corp., Series 2019-KF59, Class B, 2.461% (1 Month LIBOR USD + 2.350%), 2/25/2029 (a)(d)	4,202,283	4,249,307
Federal Home Loan Mortgage Corp., Series 2019-KF61, Class B, 2.311% (1 Month LIBOR USD + 2.200%), 3/25/2029 (a)(d)	1,837,715	1,809,378
Federal Home Loan Mortgage Corp., Series 2019-KG02, Class B, 3.800%, 8/25/2029 (a)(h)	6,000,000	6,092,736
Federal Home Loan Mortgage Corp., Series 2020-KF76, Class B, 2.861% (1 Month LIBOR USD + 2.750%), 1/25/2030 (a)(d)	11,695,825	11,692,761
Federal Home Loan Mortgage Corp., Series K-108, Class A2, 1.517%, 3/25/2030	8,000,000	7,933,728
Federal Home Loan Mortgage Corp., Series K-109, Class A2, 1.558%, 4/25/2030	8,471,000	8,418,082
Federal Home Loan Mortgage Corp., Series K-F84, Class AL, 0.411% (1 Month LIBOR USD + 0.300%), 7/25/2030 (d)	6,372,075	6,415,456
Federal Home Loan Mortgage Corp., Series K-116, Class A2, 1.378%, 7/25/2030	13,000,000	12,689,287
Federal Home Loan Mortgage Corp., Series K-117, Class A2, 1.406%, 8/25/2030	8,000,000	7,714,320
Federal Home Loan Mortgage Corp., Series K-F88, Class AS, 0.365% (SOFR30A + 0.350%), 9/25/2030 (d)	5,000,000	5,020,820
Federal Home Loan Mortgage Corp., Series K-F89, Class AS, 0.385% (SOFR30A + 0.370%), 9/25/2030 (d)	7,705,439	7,742,179
Federal Home Loan Mortgage Corp., Series K-F90, Class AS, 0.395% (SOFR30A + 0.380%), 9/25/2030 (d)	7,500,000	7,540,080
Federal Home Loan Mortgage Corp., Series K-F89, Class AL, 0.431% (1 Month LIBOR USD + 0.320%), 9/25/2030 (d)	9,631,799	9,618,459
Federal Home Loan Mortgage Corp., Series K-F90, Class AL, 0.441% (1 Month LIBOR USD + 0.330%), 9/25/2030 (d)	13,000,000	13,016,250
Federal Home Loan Mortgage Corp., Series K-F88, Class AL, 0.441% (1 Month LIBOR USD + 0.330%), 9/25/2030 (d)	16,000,000	16,029,216
Federal Home Loan Mortgage Corp., Series K-118, Class A2, 1.493%, 9/25/2030	10,000,000	9,843,830
Federal Home Loan Mortgage Corp., Series K-SG1, Class A2, 1.503%, 9/25/2030	10,000,000	9,860,920
Federal Home Loan Mortgage Corp., Series K-119, Class A2, 1.566%, 9/25/2030	12,000,000	11,884,428
Federal Home Loan Mortgage Corp., Series K-F92, Class AS, 0.375% (SOFR30A + 0.360%), 10/25/2030 (d)	5,000,000	5,024,775
Federal Home Loan Mortgage Corp., Series K-F91, Class AS, 0.395% (SOFR30A + 0.380%), 10/25/2030 (d)	4,999,206	5,025,027
Federal Home Loan Mortgage Corp., Series K-F92, Class AL, 0.441% (1 Month LIBOR USD + 0.330%), 10/25/2030 (d)	3,250,000	3,277,739
Federal Home Loan Mortgage Corp., Series K-F91, Class AL, 0.441% (1 Month LIBOR USD + 0.330%), 10/25/2030 (d)	9,998,413	10,010,911
Federal Home Loan Mortgage Corp., Series K-120, Class A2, 1.500%, 10/25/2030	10,000,000	9,875,110
Federal Home Loan Mortgage Corp., Series K-121, Class A2, 1.547%, 10/25/2030	17,000,000	16,855,262
Federal Home Loan Mortgage Corp., Series K-F96, Class AS, 0.315% (SOFR30A + 0.300%), 11/25/2030 (d)	1,000,000	1,003,119
Federal Home Loan Mortgage Corp., Series K-F94, Class AS, 0.355% (SOFR30A + 0.340%), 11/25/2030 (d)	5,000,000	5,028,005
Federal Home Loan Mortgage Corp., Series K-F95, Class AL, 0.371% (1 Month LIBOR USD + 0.260%), 11/25/2030 (d)	35,996,637	35,955,097
Federal Home Loan Mortgage Corp., Series K-F94, Class AL, 0.411% (1 Month LIBOR USD + 0.300%), 11/25/2030 (d)	8,000,000	8,026,792
Federal Home Loan Mortgage Corp., Series K-G04, Class X1, 0.942%, 11/25/2030 (e)(h)	36,989,879	2,509,208
Federal Home Loan Mortgage Corp., Series K-G04, Class A2, 1.487%, 11/25/2030	35,000,000	34,347,950
Federal Home Loan Mortgage Corp., Series K-122, Class A2, 1.521%, 11/25/2030	23,000,000	22,737,823
Federal Home Loan Mortgage Corp., Series K-123, Class A2, 1.621%, 12/25/2030	10,000,000	9,972,710
Federal Home Loan Mortgage Corp., Series K-124, Class A2, 1.658%, 12/25/2030	12,000,000	11,999,904
Federal Home Loan Mortgage Corp., Series K-F99, Class AS, 0.215% (SOFR30A + 0.200%), 12/26/2030 (d)	5,000,000	5,010,630
Federal Home Loan Mortgage Corp., Series K-F98, Class AS, 0.225% (SOFR30A + 0.210%), 12/26/2030 (d)	7,000,000	7,024,010
Federal Home Loan Mortgage Corp., Series K-F97, Class AS, 0.265% (SOFR30A + 0.250%), 12/26/2030 (d)	7,500,000	7,507,035
Federal Home Loan Mortgage Corp., Series K-F95, Class AS, 0.315% (SOFR30A + 0.300%), 12/26/2030 (d)	17,000,000	17,116,892
Federal Home Loan Mortgage Corp., Series K-F96, Class AL, 0.371% (1 Month LIBOR USD + 0.260%), 12/26/2030 (d)	500,000	501,832
Federal Home Loan Mortgage Corp., Series K-125, Class A2, 1.846%, 1/25/2031	25,000,000	25,310,450
Federal Home Loan Mortgage Corp., Series K-G05, Class A2, 2.000%, 1/25/2031	7,000,000	7,165,130
Federal Home Loan Mortgage Corp., Series K-126, Class A2, 2.074%, 1/25/2031	8,000,000	8,253,400
Federal Home Loan Mortgage Corp., Series K-127, Class A2, 2.108%, 1/25/2031	7,000,000	7,242,095
Federal Home Loan Mortgage Corp., Series K-F101, Class AS, 0.215% (SOFR30A + 0.200%), 1/27/2031 (d)	8,000,000	8,025,000
Federal Home Loan Mortgage Corp., Series K-F102, Class AS, 0.215% (SOFR30A + 0.200%), 1/27/2031 (d)	14,000,000	13,991,278
Federal Home Loan Mortgage Corp., Series K-103, Class AS, 0.255% (SOFR30A + 0.240%), 1/27/2031 (d)	4,000,000	4,005,000
Federal Home Loan Mortgage Corp., Series K-F108, Class AS, 0.265% (SOFR30A + 0.250%), 2/25/2031 (d)	3,900,000	3,906,045
Federal Home Loan Mortgage Corp., Series K-F109, Class AS, 2.500% (SOFR30A + 0.240%), 3/25/2031 (b)(d)	8,000,000	8,010,000
Federal Home Loan Mortgage Corp., Series 2021-MN1, Class M1, 2.010% (SOFR30A + 2.000%), 1/25/2051 (a)(d)	2,553,832	2,579,069
Federal Home Loan Mortgage Corp., Series 2021-MN1, Class M2, 3.760% (SOFR30A + 3.750%), 1/25/2051 (a)(d)	3,700,000	3,861,635
Federal Home Loan Mortgage Corp., Series 2019-K736, Class C, 3.884%, 9/25/2052 (a)(h)	3,000,000	3,209,688
Federal National Mortgage Asscoiation, Series 2021-M1G, Class A2, 1.560%, 11/25/2030 (h)	3,500,000	3,440,965
Federal National Mortgage Association, Series 2020-M52, Class A2, 1.319%, 10/25/2030 (h)	8,000,000	7,846,224
Federal National Mortgage Association, Series 2019-01, Class M10, 3.356% (1 Month LIBOR USD + 3.250%), 10/15/2049 (a)(d)	2,000,000	2,029,388
Federal National Mortgage Association, Series 2019-01, Class B10, 5.606% (1 Month LIBOR USD + 5.500%), 10/25/2049 (a)(d)	1,500,000	1,499,997
Federal National Mortgage Association, Series 2019-01, Class CE, 8.856% (1 Month LIBOR USD + 8.750%), 10/25/2049 (a)(d)	2,000,000	2,040,862
Federal National Mortgage Association, Series 2020-01, Class M7, 2.056% (1 Month LIBOR USD + 1.950%), 3/25/2050 (a)(d)	3,520,535	3,551,554
Federal National Mortgage Association, Series 2020-01, Class M10, 3.856% (1 Month LIBOR USD + 3.750%), 3/25/2050 (a)(d)	5,500,000	5,764,748
Federal National Mortgage Association, Series 2020-01, Class CE, 7.606% (1 Month LIBOR USD + 7.500%), 3/25/2050 (a)(d)	8,000,000	8,341,408
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - (Cost ― $640,271,102)		634,977,512

Corporate Obligations ― 6.00%
Basic Materials ― 0.53%
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/2029 (a)	7,800,000	8,438,625
Clearwater Paper Corp., 4.750%, 8/15/2028 (a)	4,700,000	4,750,501
Copper Mountain Mining Corp., 8.000%, 4/9/2026 (a)(i)	4,400,000	4,532,000
Hudbay Minerals, Inc., 4.500%, 4/1/2026 (a)	400,000	406,578
Mercer International, Inc., 5.500%, 1/15/2026	2,600,000	2,670,291
Mercer International, Inc., 5.125%, 2/1/2029 (a)	2,100,000	2,173,500
Methanex Corp., 5.125%, 10/15/2027	7,800,000	8,246,784
Resolute Forest Products, Inc., 4.875%, 3/1/2026 (a)	1,800,000	1,838,250
Taseko Mines Ltd., 7.000%, 2/15/2026 (a)	3,000,000	3,124,425
		36,180,954
Communications ― 0.17%
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (a)	3,994,000	4,068,887
Consolidated Communications, Inc., 6.500%, 10/1/2028 (a)	3,900,000	4,198,448
Gray Television, Inc., 5.875%, 7/15/2026 (a)	1,700,000	1,766,938
Townsquare Media, Inc., 6.875%, 2/1/2026 (a)	1,600,000	1,670,000
		11,704,273
Consumer, Cyclical ― 0.77%
American Airlines Inc / AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026 (a)	2,600,000	2,733,250
Beazer Homes USA, Inc., 5.875%, 10/15/2027	3,400,000	3,593,375
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.250%, 9/15/2027 (a)	1,300,000	1,381,698
CD&R Smokey Buyer, Inc., 6.750%, 7/15/2025 (a)	400,000	427,500
Century Communities, Inc., 6.750%, 6/1/2027	4,300,000	4,639,399
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028 (a)	2,200,000	2,416,718
FirstCash, Inc., 4.625%, 9/1/2028 (a)	3,900,000	4,012,535
Ford Motor Credit Co. LLC, 3.219%, 1/9/2022	11,800,000	11,942,190
Ford Motor Credit Co. LLC, 2.900%, 2/16/2028	2,600,000	2,550,743
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026 (a)	1,300,000	1,374,750
LBM Acquisition LLC, 6.250%, 1/15/2029 (a)	1,700,000	1,747,481
Lithia Motors, Inc., 4.375%, 1/15/2031 (a)	3,500,000	3,691,083
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (a)	3,400,000	3,832,956
United Airlines, Inc., 4.375%, 4/15/2026 (a)	3,100,000	3,220,807
White Cap Buyer LLC, 6.875%, 10/15/2028 (a)	4,800,000	5,100,048
		52,664,533
Consumer, Non-cyclical ― 0.07%
NESCO Holdings II, Inc., 5.500%, 4/15/2029 (a)	1,700,000	1,753,125
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/2027 (a)	900,000	870,750
Rent-A-Center, Inc., 6.375%, 2/15/2029 (a)	2,100,000	2,280,075
		4,903,950
Energy ― 0.18%
DCP Midstream Operating LP, 4.750%, 9/30/2021 (a)	4,000,000	4,022,500
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (a)	900,000	945,000
Western Midstream Operating LP, 4.100%, 2/1/2025	6,900,000	7,305,375
		12,272,875
Financial ― 4.09%
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (d)	4,000,000	4,145,378
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (a)	3,000,000	3,111,083
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)	11,500,000	11,376,262
B. Riley Financial, Inc., 6.375%, 2/28/2025 (k)	7,000,000	7,210,000
Banc of California, Inc., 5.250%, 4/15/2025	4,650,000	4,905,646
Bank of Commerce Holdings, 5.499% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(d)	2,500,000	2,501,560
Beal Trust I, 3.845% (6 Month LIBOR USD + 3.625%), 7/30/2037 (d)(g)(l)(m)	2,000,000	1,665,153
Business Development Corp. of America, 4.750%, 12/30/2022 (a)	6,000,000	6,002,326
CenterState Bank Corp., 5.750% (SOFR + 5.617%), 6/1/2030 (d)	4,000,000	4,290,690
Citadel LP, 5.375%, 1/17/2023 (a)	2,000,000	2,124,732
Cowen, Inc., 7.250%, 5/6/2024 (a)	1,000,000	1,076,803
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(d)	1,000,000	1,087,495
Durant Bancorp, Inc., 5.875% (3 Month LIBOR USD + 3.742%), 3/15/2027 (a)(d)	1,200,000	1,231,256
EF Holdco, Inc. / EF Cayman Holdings Ltd., 5.500%, 9/1/2022 (a)	4,000,000	4,118,454
Empire Bancorp, Inc., 7.375%, 12/17/2025 (a)	4,500,000	4,540,829
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (d)	2,000,000	2,108,874
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(d)	5,000,000	5,137,845
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (d)	2,000,000	2,112,322
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (d)	1,000,000	1,075,062
First Charter Capital Trust, 1.907% (3 Month LIBOR USD + 1.690%), 9/15/2035 (d)(g)	4,000,000	3,830,749
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	4,285,000	4,916,900
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(d)	1,250,000	1,286,928
First NBC Bank Holding Co., 5.750%, 2/18/2025 (g)(l)(n)	13,500,000	1,312,200
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (d)	2,000,000	2,009,377
Freedom Mortgage Corp., 7.625%, 5/1/2026 (a)	5,600,000	5,846,372
Genworth Mortgage Holdings, Inc., 6.500%, 8/15/2025 (a)	4,300,000	4,674,788
Hildene Collateral Management Co. LLC, 5.500%, 12/28/2042 (a)	1,587,209	1,671,560
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.575%), 4/15/2027 (d)	950,000	984,518
Home Point Capital, Inc., 5.000%, 2/1/2026 (a)	2,100,000	2,070,495
Howard Hughes Corp., 5.375%, 8/1/2028 (a)	4,800,000	5,084,400
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (d)	1,500,000	1,519,737
Jacksonville Bancorp, Inc., 3.934% (3 Month LIBOR USD + 3.750%), 9/15/2038 (a)(d)	1,200,000	1,202,022
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(d)	1,000,000	1,015,001
JPMorgan Chase & Co., 1.149% (3 Month LIBOR USD + 0.950%), 9/30/2034 (d)	3,400,000	3,123,473
Kingstone Cos, Inc., 5.500%, 12/30/2022	4,200,000	4,128,959
LD Holdings Group LLC, 6.125%, 4/1/2028 (a)	2,100,000	2,107,875
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	5,800,000	6,691,799
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (d)	1,250,000	1,277,801
Marquis Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.760%), 10/30/2026 (a)(d)	4,000,000	4,055,236
Metropolitan Bancgroup, Inc., 6.500% (3 Month LIBOR USD + 5.545%), 7/1/2026 (a)(d)	1,500,000	1,506,854
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(d)	1,000,000	1,021,897
MGIC Investment Corp., 5.250%, 8/15/2028	5,200,000	5,492,500
Midland States Bancorp, Inc., 5.000% (SOFR + 3.610%), 9/30/2029 (d)	750,000	775,880
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	1,026,817
MM Finished Lots Holdings LLC, 7.250%, 1/31/2024 (a)	840,132	842,758
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (a)	4,400,000	4,605,568
Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028 (a)	8,700,000	8,797,875
NexBank Capital, Inc., 4.539% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(d)	1,800,000	1,800,007
NexBank Capital, Inc., 6.375% (3 Month LIBOR USD + 4.585%), 9/30/2027 (a)(d)	1,000,000	1,018,156
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)	8,307,000	9,565,054
Noah Bank, 9.000%, 4/17/2025 (g)	4,500,000	4,600,306
Northern Bancorp, Inc., 4.750% (SOFR + 3.275%), 12/30/2029 (a)(d)	1,000,000	1,033,095
OneMain Finance Corp., 4.000%, 9/15/2030	1,600,000	1,550,000
Pacific Continental Corp., 5.875% (3 Month LIBOR USD + 4.715%), 6/30/2026 (d)	4,150,000	4,162,722
PennyMac Financial Services, Inc., 5.375%, 10/15/2025 (a)	4,800,000	5,064,000
PennyMac Financial Services, Inc., 4.250%, 2/15/2029 (a)	900,000	862,852
PHH Mortgage Corp., 7.875%, 3/15/2026 (a)	4,300,000	4,391,310
Preferred Pass-Through Trust, 4.553% (N/A + 0.000%), 12/29/2049 (a)(o)	1,000,000	910,000
Radian Group, Inc., 6.625%, 3/15/2025	1,800,000	2,039,625
Radian Group, Inc., 4.875%, 3/15/2027	6,800,000	7,216,534
Ready Capital Corp., 6.200%, 7/30/2026 (k)	8,000,000	8,307,200
Ready Capital Corp., 5.750%, 2/15/2026 (k)	4,500,000	4,653,000
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (a)	1,500,000	1,528,251
Renasant Corp., 4.500% (SOFR + 4.025%), 9/15/2035 (d)	4,000,000	4,051,373
Southcoast Capital, 1.720%, 9/30/2035 (g)	4,000,000	3,000,000
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)	2,200,000	2,312,750
Starwood Property Trust, Inc., 4.750%, 3/15/2025	4,300,000	4,488,125
Sterling Bancorp, 4.000% (SOFR + 2.530%), 12/30/2029 (d)	4,000,000	4,016,185
Sterling Bancorp, Inc., 6.004% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(d)	2,050,000	2,052,392
StoneX Group, Inc., 8.625%, 6/15/2025 (a)	4,400,000	4,716,250
TIAA FSB Holdings, Inc., 2.220%, 1/7/2035 (g)	5,000,000	4,475,000
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.862%), 10/15/2026 (d)(g)	4,500,000	4,557,333
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)	4,300,000	4,447,022
Trinity Capital, Inc., 7.000%, 1/16/2025 (a)(k)	6,000,000	6,342,000
United Shore Financial Services LLC, 5.500%, 11/15/2025 (a)	2,200,000	2,289,507
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	9,600,000	9,446,688
Western Alliance Bank, 5.250% (SOFR + 5.120%), 6/1/2030 (d)	3,000,000	3,152,274
WSFS Cap Trust, 2.016%, 6/1/2035 (a)(g)	4,000,000	3,500,000
Your Community Bank, 4.774% (3 Month LIBOR USD + 4.590%), 12/15/2025 (d)	4,000,000	4,004,067
Zais Group LLC, 7.000%, 11/15/2023 (a)	1,260,000	1,272,359
		279,527,546
Industrial ― 0.16%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (a)	1,700,000	1,791,188
Energizer Holdings, Inc., 4.750%, 6/15/2028 (a)	1,300,000	1,332,337
US Concrete, Inc., 5.125%, 3/1/2029 (a)	2,700,000	2,794,838
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/2028 (a)	4,600,000	4,762,127
		10,680,490
Technology ― 0.03%
Seagate HDD Cayman, 3.375%, 7/15/2031 (a)	2,400,000	2,313,948
TOTAL CORPORATE OBLIGATIONS - (Cost ― $411,024,476)		410,248,569

Investment Companies ― 2.17%	Shares
Affiliated Mutual Funds ― 2.17%
Angel Oak Financials Income Fund, Institutional Class	5,147,772	45,866,648
Angel Oak High Yield Opportunities Fund, Institutional Class	3,336,241	39,634,542
Angel Oak Ultrashort Income Fund, Institutional Class	6,258,092	63,081,570
TOTAL INVESTMENT COMPANIES (Cost ― $149,235,024)		148,582,760

Preferred Stocks ― 0.29%
Financial ― 0.06%
Morgan Stanley, 4.000% (3 Month LIBOR USD + 0.700%) (d)	130,497	3,220,666
TriState Capital Holdings, Inc., 6.375% (3 Month LIBOR USD + 4.088%) (d)	40,000	1,080,000
		4,300,666
Real Estate Investment Trust - 0.23%
AGNC Investment Corp., 6.500% (3 Month LIBOR USD + 4.993%) (d)	129,224	3,234,477
Dynex Capital, Inc., 6.900% (3 Month LIBOR USD + 5.461%) (d)	320,000	8,176,000
MFA Financial, Inc., 6.500% (3 Month LIBOR USD + 5.345%) (d)	168,900	3,861,054
		15,271,531
TOTAL PREFERRED STOCKS (Cost ― $19,384,265)		19,572,197
	Principal
	Amount
Residential Mortgage-Backed Securities ― 58.86%
Accredited Mortgage Loan Trust, Series 2005-4, Class M1, 0.506% (1 Month LIBOR USD + 0.400%), 12/25/2035 (d)	$807,701	806,922
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 2.551%, 7/25/2035 (h)	479,942	483,778
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A12, 2.721%, 1/25/2036 (h)(l)	40,583	-
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A3, 3.070%, 2/25/2036 (h)	7,682,328	6,858,352
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 3.018%, 3/25/2036 (h)	1,832,520	1,706,173
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 3.610%, 3/25/2036 (h)	862,126	705,304
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A11, 0.466% (1 Month LIBOR USD + 0.360%), 8/25/2036 (d)	1,727,785	1,084,771
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A22, 0.566% (1 Month LIBOR USD + 0.460%), 3/25/2037 (d)	5,179,557	5,096,581
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 3.344%, 3/25/2037 (h)	414,683	416,232
Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1, 3.718%, 3/25/2037 (h)	4,172,021	4,040,123
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 3.786%, 6/25/2037 (h)	2,466,013	2,442,416
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 3.786%, 6/25/2037 (h)	2,608,866	2,414,910
Agate Bay Mortgage Trust, Series 2015-4, Class B4, 3.551%, 6/25/2045 (a)(h)	2,018,000	2,018,737
American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, 6.750%, 6/25/2037 (p)	412,008	359,138
American Home Mortgage Assets Trust, Series 2006-1, Class 2A1, 0.486% (1 Month LIBOR USD + 0.380%), 5/25/2046 (d)	28,348,914	25,760,517
American Home Mortgage Assets Trust, Series 2006-1, Class 1A2, 0.486% (1 Month LIBOR USD + 0.380%), 5/25/2046 (d)	2,306,417	2,216,988
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 2.778%, 5/25/2046 (e)(g)(h)	26,525,634	3,062,756
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 1.102% (12 Month US Treasury Average + 0.960%), 9/25/2046 (d)	1,359,241	1,291,461
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 2.528%, 12/25/2046 (e)(g)(h)	82,701,913	7,509,582
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 0.842% (12 Month US Treasury Average + 0.700%), 2/25/2047 (d)(j)	54,666,717	31,960,732
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 3.103%, 6/25/2047 (e)(g)	23,766,313	1,930,134
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4A, 5.883%, 9/25/2035 (p)	4,981,786	3,881,284
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 1.957% (6 Month LIBOR USD + 1.750%), 12/25/2036 (d)	5,345,624	4,946,135
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (p)	6,314,246	2,938,846
American Home Mortgage Investment Trust, Series 2007-A, Class 13A1, 6.600%, 1/25/2037 (a)(p)	2,335,718	1,012,949
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.718% (1 Month LIBOR USD + 0.600%), 9/25/2045 (d)	7,739,190	7,096,543
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 3.258% (1 Month LIBOR USD + 3.140%), 9/25/2045 (d)	580,383	559,581
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 0.336% (1 Month LIBOR USD + 0.230%), 3/25/2047 (d)	4,660,880	2,641,400
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 0.266% (1 Month LIBOR USD + 0.160%), 5/25/2047 (d)	23,334,397	18,437,324
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.296% (1 Month LIBOR USD + 0.190%), 5/25/2047 (d)	23,503,158	13,690,754
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035	537,662	541,153
Bank of America Alternative Loan Trust, Series 2006-7, Class A2, 5.707%, 10/25/2036 (h)	3,998,208	2,213,799
Bank of America Alternative Loan Trust, Series 2006-7, Class A6, 6.359%, 10/25/2036 (p)	4,383,505	2,438,873
Bank of America Alternative Loan Trust, Series 2006-7, Class A4, 6.498%, 10/25/2036 (p)	11,764,957	6,179,755
Bank of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.000%, 1/25/2037 (c)	194,773	112,479
Bank of America Alternative Loan Trust, Series 2007-1, Class 3A16, 0.706% (1 Month LIBOR USD + 0.600%), 4/25/2037 (d)	3,345,779	2,375,727
Bank of America Funding Trust, Series 2009-R14, Class 2A, 14.806% (-2 x 1 Month LIBOR USD + 15.013%), 7/26/2035 (a)(d)(q)	368,497	428,246
Bank of America Funding Trust, Series 2005-F, Class 4A1, 2.919%, 9/20/2035 (h)	2,562,047	2,407,440
Bank of America Funding Trust, Series 2007-C, Class 4A2, 3.046%, 5/20/2036 (h)	1,103,582	1,121,686
Bank of America Funding Trust, Series 2006-H, Class 6A1, 0.496% (1 Month LIBOR USD + 0.380%), 10/20/2036 (d)	9,266,950	8,275,849
Bank of America Funding Trust, Series 2007-2, Class 1A16, 0.706% (1 Month LIBOR USD + 0.600%), 3/25/2037 (d)	3,321,094	2,422,609
Bank of America Funding Trust, Series 2007-2, Class TA4, 0.906% (1 Month LIBOR USD + 0.800%), 3/25/2037 (d)	6,418,095	5,476,002
Bank of America Funding Trust, Series 2014-R1, Class A2, 0.448% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(d)	6,679,250	5,947,505
Bank of America Funding Trust, Series 2007-A, Class 2A1, 0.436% (1 Month LIBOR USD + 0.320%), 2/20/2047 (d)	2,748,181	2,583,243
Bank of America Funding Trust, Series 2007-A, Class 2A5, 0.576% (1 Month LIBOR USD + 0.460%), 2/20/2047 (d)	1,690,685	1,559,182
Bank of America Funding Trust, Series 2007-B, Class A1, 0.536% (1 Month LIBOR USD + 0.420%), 4/20/2047 (d)	4,269,332	3,796,102
Bank of America Funding Trust, Series 2007-C, Class 7A4, 0.556% (1 Month LIBOR USD + 0.440%), 5/20/2047 (d)	3,009,990	2,881,590
Bank of America Funding Trust, Series 2015-R8, Class 3A2, 3.057%, 8/28/2035 (a)(h)	1,869,795	1,796,703
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037	1,465,759	1,408,760
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (c)	476,111	441,146
BCAP LLC, Series 2013-RR1, Class 6A2, 2.979%, 5/28/2036 (a)(h)	4,021,664	3,355,962
BCAP LLC Trust, Series 2012-RR1, Class 3A4, 5.500%, 10/26/2035 (a)(h)	1,966,538	1,867,175
BCAP LLC Trust, Series 2010-RR6, Class 1410, 3.636%, 12/27/2035 (a)(h)	6,084,610	5,179,695
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 0.389% (1 Month LIBOR USD + 0.280%), 2/26/2036 (a)(d)	2,395,407	1,640,406
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 2.137%, 5/28/2036 (a)(h)	1,917,002	1,887,628
BCAP LLC Trust, Series 2012-RR11, Class 1A2, 0.279%, 1/27/2037 (a)(h)	1,357,889	1,266,970
BCAP LLC Trust, Series 2010-RR9, Class 7A2, 2.732%, 1/28/2037 (a)(h)	7,961,942	7,673,035
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 0.526% (1 Month LIBOR USD + 0.420%), 4/25/2037 (d)	1,629,071	1,511,094
BCAP LLC Trust, Series 2008-IND1, Class A1, 1.306% (1 Month LIBOR USD + 1.200%), 10/25/2047 (d)(j)	25,334,855	24,361,693
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 3.036%, 8/25/2035 (h)	2,855,121	2,660,191
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1, 2.424%, 2/25/2036 (h)	1,489,686	1,360,286
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 3.258%, 7/25/2036 (h)	596,012	585,629
Bear Stearns ALT-A Trust, Series 2004-5, Class 4A1, 2.659%, 6/25/2034 (h)	596,815	614,371
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 3.067%, 7/25/2035 (h)	751,728	749,519
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 2.989%, 9/25/2035 (h)	3,761,777	3,597,293
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 3.032%, 9/25/2035 (h)(j)	17,607,796	15,449,643
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 1.106% (1 Month LIBOR USD + 1.000%), 8/25/2035 (d)	1,861,189	1,497,334
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 0.606% (1 Month LIBOR USD + 0.500%), 5/25/2037 (d)	33,559	32,637
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	2,498,198	1,831,109
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 0.316% (1 Month LIBOR USD + 0.210%), 7/25/2036 (d)	674,115	650,543
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 0.286% (1 Month LIBOR USD + 0.180%), 10/25/2036 (d)(j)	22,054,239	20,817,636
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 1A1, 0.266% (1 Month LIBOR USD + 0.160%), 1/25/2037 (d)	5,152,753	4,789,638
Bellemeade Re Ltd., Series 2018-1A, Class M2, 3.006% (1 Month LIBOR USD + 2.900%), 4/25/2028 (a)(d)	4,000,000	3,969,280
Bellemeade Re Ltd., Series 2018-2A, Class M1C, 1.706% (1 Month LIBOR USD + 1.600%), 8/25/2028 (a)(d)	227,700	227,902
Bellemeade Re Ltd., Series 2018-3A, Class M2, 2.856% (1 Month LIBOR USD + 2.750%), 10/25/2028 (a)(d)	20,675,310	20,856,612
Bellemeade Re Ltd., Series 2019-2A, Class M2, 3.206% (1 Month LIBOR USD + 3.100%), 4/25/2029 (a)(d)	22,150,000	22,567,616
Bellemeade Re Ltd., Series 2019-2A, Class B1, 4.206% (1 Month LIBOR USD + 4.100%), 4/25/2029 (a)(d)	9,180,000	9,064,259
Bellemeade Re Ltd., Series 2019-4A, Class M1C, 2.606% (1 Month LIBOR USD + 2.500%), 10/25/2029 (a)(d)	13,499,500	13,807,883
Bellemeade Re Ltd., Series 2020-1A, Class M1B, 3.506% (1 Month LIBOR USD + 3.400%), 6/25/2030 (a)(d)	1,862,294	1,870,752
Bellemeade Re Ltd., Series 2020-4A, Class M2B, 3.706% (1 Month LIBOR USD + 3.600%), 6/25/2030 (a)(d)	12,000,000	12,153,888
Bellemeade Re Ltd., Series 2020-1A, Class B1, 4.506% (1 Month LIBOR USD + 4.400%), 6/25/2030 (a)(d)	1,075,000	1,079,707
Bellemeade Re Ltd., Series 2020-4A, Class B1, 5.106% (1 Month LIBOR USD + 5.000%), 6/25/2030 (a)(d)	2,500,000	2,471,172
Bellemeade Re Ltd., Series 2020-2A, Class M1C, 4.106% (1 Month LIBOR USD + 4.000%), 8/26/2030 (a)(d)	3,750,000	3,802,035
Bellemeade Re Ltd., Series 2020-3A, Class Mw, 4.956% (1 Month LIBOR USD + 4.850%), 10/25/2030 (a)(d)	2,600,969	2,691,478
Bellemeade Re Ltd., Series 2021-1A, Class M2, 4.866% (SOFR30A + 4.850%), 3/25/2031 (a)(d)	5,750,000	5,797,788
BRAVO Residential Funding Trust, Series 2019-NQM1, Class M1, 2.997%, 7/25/2059 (a)(h)	5,025,000	5,115,118
BRAVO Residential Funding Trust, Series 2019-NQM1, Class B1, 4.006%, 7/25/2059 (a)(h)	4,782,000	4,883,029
BRAVO Residential Funding Trust, Series 2019-NQM1, Class B2, 5.689%, 7/25/2059 (a)(h)	1,500,000	1,512,714
BRAVO Residential Funding Trust, Series 2019-NQM2, Class B2, 4.797%, 11/25/2059 (a)(h)	3,000,000	3,041,190
Bunker Hill Loan Depositary Trust, Series 2019-2, Class M1, 3.671%, 7/25/2049 (a)(p)	7,616,000	7,941,851
Bunker Hill Loan Depositary Trust, Series 2020-1, Class M1, 4.353%, 2/25/2055 (a)(h)	4,500,000	4,514,134
Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.595%, 2/25/2046 (a)(h)	3,000,000	2,777,013
Chase Mortgage Finance Trust, Series 2006-A1, Class 2A2, 3.269%, 9/25/2036 (h)	1,382,024	1,257,035
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A6, 6.000%, 10/25/2036	923,145	654,585
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	2,370,886	1,846,790
Chase Mortgage Reference Notes, Series 2019-CL1, Class M2, 1.806% (1 Month LIBOR USD + 1.700%), 4/25/2047 (a)(d)	6,205,601	6,264,908
Chase Mortgage Reference Notes, Series 2019-CL1, Class M4, 2.706% (1 Month LIBOR USD + 2.600%), 4/25/2047 (a)(d)	2,297,501	2,207,028
Chase Mortgage Reference Notes, Series 2021-CL1, Class M5, 3.660% (SOFR30A + 3.650%), 3/27/2051 (a)(d)	651,308	658,073
Chase Mortgage Reference Notes, Series 2020-CL1, Class M2, 2.606% (1 Month LIBOR USD + 2.500%), 10/25/2057 (a)(d)	5,740,465	5,792,204
Chase Mortgage Reference Notes, Series 2020-CL1, Class M3, 3.456% (1 Month LIBOR USD + 3.350%), 10/25/2057 (a)(d)	4,078,773	4,088,737
Chase Mortgage Reference Notes, Series 2020-CL1, Class M4, 4.456% (1 Month LIBOR USD + 4.350%), 10/25/2057 (a)(d)	1,835,448	1,912,647
Chase Mortgage Reference Notes, Series 2020-CL1, Class M5, 5.706% (1 Month LIBOR USD + 5.600%), 10/25/2057 (a)(d)	3,553,265	3,734,417
Chase Mortgage Reference Notes, Series 2020-CL1, Class B, 10.106% (1 Month LIBOR USD + 10.000%), 10/25/2057 (a)(d)	6,750,000	7,236,229
Chase Mortgage Referent Notes, Series 2021-CL1, Class B, 6.910% (SOFR30A + 6.900%), 3/27/2051 (a)(d)	1,151,000	1,162,974
ChaseFlex Trust, Series 2005-2, Class 5A6, 5.000%, 6/25/2035	1,860,029	1,571,323
ChaseFlex Trust, Series 2007-1, Class 2A10, 0.606% (1 Month LIBOR USD + 0.500%), 2/25/2037 (d)	2,513,837	1,048,939
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	1,744,644	1,387,263
ChaseFlex Trust, Series 2007-2, Class A1, 0.386% (1 Month LIBOR USD + 0.280%), 5/25/2037 (d)	4,362,545	4,190,870
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A2, 0.426% (1 Month LIBOR USD + 0.320%), 5/25/2035 (a)(d)	2,508,585	2,528,016
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A1, 0.356% (1 Month LIBOR USD + 0.250%), 8/27/2035 (a)(d)	2,140,574	2,210,566
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 0.686% (1 Month LIBOR USD + 0.580%), 10/25/2035 (a)(d)	3,908,377	4,170,367
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 0.256% (1 Month LIBOR USD + 0.150%), 1/25/2036 (a)(d)	3,065,259	2,933,478
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 0.306% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(d)	2,254,589	2,231,295
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 0.306% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(d)	3,420,071	3,255,169
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-2A, Class A1, 0.286% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)(d)	3,730,675	3,557,624
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 0.336% (1 Month LIBOR USD + 0.230%), 7/25/2036 (a)(d)	5,597,306	5,653,755
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.410%, 4/25/2037 (a)(e)(g)(h)	27,195,738	399,342
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A1, 0.316% (1 Month LIBOR USD + 0.210%), 10/25/2046 (a)(d)	913,337	951,233
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A2, 0.386% (1 Month LIBOR USD + 0.280%), 10/25/2046 (a)(d)	6,059,420	6,004,595
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 0.256% (1 Month LIBOR USD + 0.150%), 12/25/2046 (a)(d)	4,352,209	4,459,534
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 0.236% (1 Month LIBOR USD + 0.130%), 4/25/2047 (a)(d)	13,488,625	13,133,510
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A2, 0.286% (1 Month LIBOR USD + 0.180%), 4/25/2047 (a)(d)	6,749,372	6,097,174
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 0.236% (1 Month LIBOR USD + 0.130%), 11/25/2047 (a)(d)	1,307,073	1,248,694
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 0.286% (1 Month LIBOR USD + 0.180%), 11/25/2047 (a)(d)	5,605,568	4,789,201
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2007-1A, Class A1, 0.236% (1 Month LIBOR USD + 0.130%), 2/25/2048 (a)(d)(j)	11,246,081	11,085,633
CIM Trust, Series 2019-J1, Class B5, 4.022%, 8/25/2049 (a)(h)	613,000	580,977
CIM Trust, Series 2021-J1, Class B6, 2.670%, 3/25/2051 (a)(h)	1,416,978	446,745
CIM Trust, Series 2021-J1, Class B4, 2.670%, 3/25/2051 (a)(h)	1,411,376	1,161,654
CIM Trust, Series 2021-J1, Class B5, 2.670%, 3/25/2051 (a)(h)	810,000	531,113
CIM Trust, Series 2021-J2, Class B3, 2.685%, 4/25/2051 (a)(h)	3,347,486	3,147,765
CIM Trust, Series 2021-J2, Class B1, 2.685%, 4/25/2051 (a)(h)	8,367,717	8,231,934
CIM Trust, Series 2021-J2, Class B2, 2.685%, 4/25/2051 (a)(h)	6,216,902	6,011,440
CIM Trust, Series 2021-J2, Class B4, 2.685%, 4/25/2051 (a)(h)	1,673,743	1,129,209
CIM Trust, Series 2021-J2, Class B5, 2.685%, 4/25/2051 (a)(h)	718,000	382,922
CIM Trust, Series 2021-J2, Class B6, 2.685%, 4/25/2051 (a)(h)	1,438,139	471,771
Citicorp Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (c)	37,081	25,102
Citigroup Mortgage Loan Trust, Series 2007-AR1, Class A2, 0.426% (1 Month LIBOR USD + 0.320%), 1/25/2037 (d)	4,634,490	4,434,178
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A2A, 2.923%, 3/25/2037 (h)	3,769,964	3,296,758
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class B1, 3.970%, 7/25/2049 (a)(h)	3,000,000	3,020,523
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class B2, 5.410%, 7/25/2049 (a)(h)	1,000,000	1,020,430
Citigroup Mortgage Loan Trust, Series 2019-E, Class A2, 4.875%, 11/25/2070 (a)(p)	10,982,000	11,205,736
Citigroup Mortgage Loan Trust, Inc., Series 2005-12, Class 2A1, 0.906% (1 Month LIBOR USD + 0.800%), 8/25/2035 (a)(d)	2,890,555	2,619,080
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 3.082%, 8/25/2035 (h)	545,326	546,604
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 22A3, 6.000%, 10/25/2035	2,950,641	2,594,670
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 3.121%, 11/25/2035 (h)	1,958,884	1,695,070
Citigroup Mortgage Loan Trust, Inc., Series 2006-4, Class 2A1A, 6.000%, 12/25/2035	644,974	666,135
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 2A1, 0.309% (1 Month LIBOR USD + 0.200%), 4/25/2038 (a)(d)	380,115	398,391
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A5, 0.756% (1 Month LIBOR USD + 0.650%), 9/25/2036 (d)	2,128,400	1,625,404
CitiMortgage Alternative Loan Trust, Series 2006A4, Class 1A3, 6.000%, 9/25/2036	3,976,736	3,931,203
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (c)	79,660	43,568
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 0.756% (1 Month LIBOR USD + 0.650%), 12/25/2036 (d)	5,953,542	4,610,369
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (h)	3,098,652	2,903,796
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A2, 0.656% (1 Month LIBOR USD + 0.550%), 1/25/2037 (d)	10,138,126	7,746,664
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (c)	150,482	77,770
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 0.706% (1 Month LIBOR USD + 0.600%), 3/25/2037 (d)	3,438,434	2,602,334
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (c)	169,294	90,400
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class 1A9, 0.706% (1 Month LIBOR USD + 0.600%), 4/25/2037 (d)	2,169,965	1,583,604
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 0.606% (1 Month LIBOR USD + 0.500%), 5/25/2037 (d)	5,634,904	4,585,262
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 0.706% (1 Month LIBOR USD + 0.600%), 6/25/2037 (d)	2,351,067	1,715,957
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.380%, 4/25/2065 (a)(h)	1,175,311	1,180,415
COLT Mortgage Loan Trust, Series 2020-2R, Class B1, 4.118%, 10/26/2065 (a)(h)	3,605,000	3,633,144
COLT Mortgage Loan Trust, Series 2020-2R, Class B2, 5.319%, 10/26/2065 (a)(h)	1,500,000	1,511,737
COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A3, 1.420%, 5/25/2065 (a)(h)	2,795,660	2,817,715
CountryWide Alternative Loan Trust, Series 2004-32CB, Class 2A2, 0.506% (1 Month LIBOR USD + 0.400%), 2/25/2035 (d)	876,907	780,963
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035	499,773	489,312
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 2.271%, 6/25/2035 (e)(g)(h)	22,373,754	1,349,361
CountryWide Alternative Loan Trust, Series 2005-24, Class 4A1, 0.576% (1 Month LIBOR USD + 0.460%), 7/20/2035 (d)	5,639,991	5,532,391
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 1.424%, 7/20/2035 (e)(g)(h)	13,664,005	418,078
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 1.452% (12 Month US Treasury Average + 1.310%), 7/20/2035 (d)	697,714	654,612
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A7, 0.406% (1 Month LIBOR USD + 0.300%), 7/25/2035 (d)(j)	5,903,542	4,676,993
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 1.353%, 8/25/2035 (e)(g)(h)	27,800,959	991,521
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 1.904%, 8/25/2035 (h)	795,301	708,025
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 1.994%, 8/25/2035 (h)	672,222	677,981
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	748,226	631,823
CountryWide Alternative Loan Trust, Series 2005-41, Class 1A1, 0.766% (1 Month LIBOR USD + 0.660%), 9/25/2035 (d)	545,509	494,636
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 2.165%, 9/25/2035 (e)(g)(h)	61,727,897	3,134,296
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 2.485%, 9/25/2035 (e)(g)(h)	4,477,165	406,813
CountryWide Alternative Loan Trust, Series 2005-42CB, Class A4, 0.786% (1 Month LIBOR USD + 0.680%), 10/25/2035 (d)	1,598,931	1,218,782
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 2.202%, 10/25/2035 (e)(g)(h)	23,412,506	1,630,658
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 2.305%, 11/20/2035 (e)(g)(h)	17,716,226	1,173,487
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 2.342%, 11/20/2035 (e)(g)(h)	22,184,202	1,423,117
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 2.621%, 11/20/2035 (e)(g)(h)	26,036,932	2,180,515
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 0.506% (1 Month LIBOR USD + 0.400%), 11/25/2035 (d)	3,366,604	2,180,001
CountryWide Alternative Loan Trust, Series 2005-56, Class 3A1, 0.686% (1 Month LIBOR USD + 0.580%), 11/25/2035 (d)	161,041	148,953
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 2.262%, 11/25/2035 (e)(g)(h)	29,432,859	1,883,438
CountryWide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.626% (1 Month LIBOR USD + 0.520%), 12/25/2035 (d)	1,746,546	1,708,054
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	2,123,888	1,920,963
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035	4,765,604	4,394,663
CountryWide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.500%, 1/25/2036	1,643,425	1,489,984
CountryWide Alternative Loan Trust, Series 2006-HY10, Class 1X, 0.476%, 5/25/2036 (e)(g)(h)	4,185,299	53,965
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 2.137%, 5/25/2036 (e)(g)(h)	21,647,990	1,445,523
CountryWide Alternative Loan Trust, Series 2006-24CB, Class A5, 0.706% (1 Month LIBOR USD + 0.600%), 8/25/2036 (d)	4,737,913	2,816,405
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000% (1 Month LIBOR USD + 0.550%), 9/25/2036 (d)	724,620	579,815
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 0.406% (1 Month LIBOR USD + 0.300%), 10/25/2036 (d)	2,065,769	1,224,416
CountryWide Alternative Loan Trust, Series 2006-27CB, Class A4, 6.000%, 11/25/2036	782,839	704,816
CountryWide Alternative Loan Trust, Series 2006-36T2, Class 1A4, 5.750%, 12/25/2036	8,209,563	5,514,454
CountryWide Alternative Loan Trust, Series 2006-40T1, Class 1A5, 6.000%, 1/25/2037	691,738	605,669
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037	3,166,728	2,084,723
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 2.401%, 3/20/2046 (e)(g)	14,612,764	1,015,032
CountryWide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.296% (1 Month LIBOR USD + 0.190%), 7/25/2046 (d)	4,558,616	4,013,738
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 1.921%, 8/25/2046 (e)(g)(h)	29,932,762	1,562,969
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 2.013%, 8/25/2046 (e)(g)(h)	17,870,351	690,224
CountryWide Alternative Loan Trust, Series 2007-OA3, Class 1A1, 0.246% (1 Month LIBOR USD + 0.140%), 4/25/2047 (d)	5,453,319	5,219,508
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 0.606% (1 Month LIBOR USD + 0.500%), 8/25/2047 (d)	3,869,306	1,933,728
CountryWide Alternative Loan Trust, Series 2007-OA10, Class X, 2.000%, 9/25/2047 (e)(g)(h)	2,817,751	166,955
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.210%, 12/20/2035 (a)(e)(h)	16,208,260	870,400
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 2.832%, 12/20/2035 (a)(e)(h)	56,795,266	3,949,656
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 1.243%, 2/25/2035 (e)(g)(h)	4,751,167	169,973
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 0.846% (1 Month LIBOR USD + 0.740%), 2/25/2035 (d)	1,834,059	1,761,635
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 1.727%, 2/25/2035 (e)(g)(h)	18,491,276	892,962
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1, 0.746% (1 Month LIBOR USD + 0.640%), 3/25/2035 (d)	939,220	880,291
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.857%, 3/25/2035 (e)(g)(h)	1,340,965	32,234
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 2.103%, 3/25/2035 (e)(g)(h)	4,618,834	375,747
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 2.181%, 3/25/2035 (e)(g)(h)	11,525,037	779,046
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Clas 3A2, 2.583%, 3/25/2035 (h)	4,944,589	4,348,118
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 4X, 2.020%, 4/25/2035 (e)(h)	8,054,367	316,641
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 3A1, 2.641%, 3/20/2036 (h)	6,129,319	5,362,008
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-8, Class 1A1, 6.000%, 5/25/2036	1,770,971	1,625,581
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.192%, 7/25/2036 (e)(g)(h)	23,589,488	135,286
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	1,604,983	1,273,874
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037	836,849	693,590
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 0.756% (1 Month LIBOR USD + 0.650%), 7/25/2037 (d)	4,959,276	1,314,506
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-18, Class 2A1, 6.500%, 11/25/2037	2,235,577	1,462,318
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-8, Class 1A12, 5.875%, 1/25/2038	3,175,912	2,579,685
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 2A1, 5.250%, 8/25/2035 (j)	9,685,741	7,393,397
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	2,634,335	2,224,764
Credit Suisse Mortgage Trust, Series 2015-6R, Class 1A2, 3.387%, 7/27/2035 (a)(h)	6,803,654	5,782,460
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.273% (1 Month LIBOR USD + 0.450%), 3/27/2036 (a)(d)	391,142	395,144
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B1, 3.251%, 3/25/2056 (a)(h)	3,031,450	3,059,633
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B2, 4.255%, 3/25/2056 (a)(h)	1,539,950	1,554,359
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class XS, 1.697%, 1/25/2060 (a)(e)(h)	272,306,715	12,529,649
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B4, 3.974%, 1/25/2060 (a)(h)	7,205,554	5,343,963
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B3, 3.974%, 1/25/2060 (a)(h)	7,204,424	6,233,995
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A1, 0.806% (1 Month LIBOR USD + 0.700%), 5/25/2036 (d)	2,136,404	1,232,410
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A3, 6.000%, 5/25/2036	1,396,443	1,112,208
CSMC Trust, Series 2019-AFC1, Class A2, 2.776%, 8/25/2049 (a)(p)	6,077,893	6,131,603
CSMC Trust, Series 2019-AFC1, Class M1, 3.061%, 8/25/2049 (a)(h)	11,155,839	11,286,351
CSMC Trust, Series 2019-AFC1, Class B1, 4.065%, 8/25/2049 (a)(h)	6,465,143	6,510,658
CSMC Trust, Series 2019-RPL10, Class A2, 3.038%, 12/25/2059 (a)(p)	30,776,200	30,550,672
CSMCM Trust, Series 2018-RPL1, Class CERT, 3.007%, 7/25/2057 (a)(g)(h)	15,808,190	14,321,888
CSMCM Trust, Series 2018-SP3, Class CERT, 2.703%, 9/25/2058 (a)(h)	14,664,034	13,897,750
CSMC Pass-Through Trust, Series 2021-INV1, 0.000%, 7/25/2051 (h)	134,431,770	139,351,973
Deephaven Residential Mortgage Trust, Series 2017-1A, Class M1, 4.498%, 12/26/2046 (a)(h)	3,250,000	3,326,599
Deephaven Residential Mortgage Trust, Series 2017-2A, Class M1, 3.897%, 6/25/2047 (a)(h)	5,077,154	5,083,785
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (a)(h)	6,050,570	6,046,837
Deephaven Residential Mortgage Trust, Series 2019-2A, Class B2, 5.788%, 4/25/2059 (a)(h)	9,286,000	9,368,887
Deephaven Residential Mortgage Trust, Series 2019-3A, Class B1, 4.258%, 7/25/2059 (a)(h)	4,353,000	4,458,338
Deephaven Residential Mortgage Trust, Series 2019-3A, Class B2, 5.663%, 7/25/2059 (a)(h)	2,000,000	2,062,382
Deephaven Residential Mortgage Trust, Series 2019-4A, Class B2, 4.915%, 10/25/2059 (a)(h)	11,300,000	11,300,011
Deephaven Residential Mortgage Trust, Series 2020-1, Class B2, 4.539%, 1/25/2060 (a)(h)	2,975,000	3,005,997
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-2, Class 1A5, 0.606% (1 Month LIBOR USD + 0.500%), 4/25/2035 (d)	456,555	424,121
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 0.416% (1 Month LIBOR USD + 0.310%), 8/25/2035 (d)	2,651,280	2,338,235
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	4,593,399	3,975,600
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	299,906	250,514
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A4, 5.500%, 12/25/2035	535,708	535,773
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.001%, 2/25/2036 (h)	527,937	484,659
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 0.346% (1 Month LIBOR USD + 0.240%), 8/25/2036 (d)(j)	3,680,989	3,417,489
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 0.346% (1 Month LIBOR USD + 0.240%), 3/25/2037 (d)	76,432,950	8,134,606
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class PO, 0.000%, 4/25/2037 (c)	615,230	397,352
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A4, 0.806% (1 Month LIBOR USD + 0.700%), 6/25/2037 (d)	24,965,206	23,577,665
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A1, 0.226% (1 Month LIBOR USD + 0.120%), 1/25/2047 (d)(j)	10,483,751	10,205,397
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 0.286% (1 Month LIBOR USD + 0.180%), 1/25/2047 (d)	1,369,697	1,190,808
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA2, Class A1, 0.912% (12 Month US Treasury Average + 0.770%), 4/25/2047 (d)	882,332	846,912
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 0.236% (1 Month LIBOR USD + 0.130%), 8/25/2047 (d)	7,176,775	6,797,813
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 0.296% (1 Month LIBOR USD + 0.190%), 8/25/2047 (d)	7,892,418	7,746,527
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 0.306% (1 Month LIBOR USD + 0.200%), 8/25/2047 (d)	1,833,193	1,708,678
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 2A1, 0.306% (1 Month LIBOR USD + 0.200%), 8/25/2047 (d)(j)	11,212,018	10,962,741
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class A4, 0.316% (1 Month LIBOR USD + 0.210%), 8/25/2047 (d)	22,449,991	21,678,610
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2B, 5.600%, 2/25/2036 (h)	4,715,063	4,835,556
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2D, 5.720%, 2/25/2036 (h)	4,698,066	4,736,501
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.734%, 6/25/2036 (h)	4,174,607	4,093,620
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.888%, 6/25/2036 (h)	503,060	497,354
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 6.160%, 6/25/2036 (h)	2,238,242	2,209,087
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.270%, 6/25/2036 (h)	706,247	706,247
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 6.593%, 6/25/2036 (p)	489,765	468,882
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (h)(j)	2,497,111	2,378,169
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.800%, 7/25/2036 (p)	242,219	226,757
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Classs A1C, 6.000%, 10/25/2036 (h)	6,555,035	6,568,466
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.500%, 10/25/2036 (p)(j)	8,819,727	8,648,271
Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2009-RS6, Class A2B, 2.984%, 8/25/2037 (a)(h)(j)	11,058,928	10,968,146
Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2007-WM1, Class A1, 3.505%, 6/27/2037 (a)(h)(j)	17,526,544	18,937,852
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045	1	503,072
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 0.315% (1 Month LIBOR USD + 0.200%), 10/19/2036 (d)	23,146,396	20,512,104
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A, 0.255% (1 Month LIBOR USD + 0.140%), 3/19/2037 (d)(j)	28,365,649	26,918,689
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 0.255% (1 Month LIBOR USD + 0.140%), 3/19/2037 (d)(j)	42,641,374	38,669,714
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 0.935% (1 Month LIBOR USD + 0.820%), 9/19/2044 (d)	1,014,975	964,521
DSLA Mortgage Loan Trust, Series 2004-AR1, Class X2, 2.316%, 9/19/2044 (e)(g)(h)	20,489,593	1,216,815
DSLA Mortgage Loan Trust, Series 2004-AR2, Class C, 0.000%, 11/19/2044 (l)	1,000	1
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 2.289%, 11/19/2044 (e)(g)(h)	20,416,671	1,182,064
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 1A1A, 0.835% (1 Month LIBOR USD + 0.720%), 1/19/2045 (d)(e)	11,229,291	10,269,434
DSLA Mortgage Loan Trust, Series 2004-AR4, Class X2, 2.452%, 1/19/2045 (g)(h)	18,717,611	1,122,027
DSLA Mortgage Loan Trust, Series 2005-AR1, Class C, 0.000%, 2/19/2045 (l)	1,000,000	9,517
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 0.655% (1 Month LIBOR USD + 0.540%), 3/19/2045 (d)(j)	23,825,151	21,483,616
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.638%, 3/19/2045 (e)(g)(h)	29,874,764	1,807,841
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.535% (1 Month LIBOR USD + 0.420%), 6/19/2045 (d)	5,577,297	5,546,594
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1C, 0.555% (1 Month LIBOR USD + 0.440%), 6/19/2045 (d)	2,981,321	2,835,755
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 0.635% (1 Month LIBOR USD + 0.520%), 8/19/2045 (d)	1,467,079	1,412,427
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 0.635% (1 Month LIBOR USD + 0.520%), 8/19/2045 (d)	201,810	169,970
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 1.062% (12 Month US Treasury Average + 0.920%), 3/19/2046 (d)	13,293,368	12,595,932
Eagle RE Ltd., Series 2018-1, Class M2, 3.106% (1 Month LIBOR USD + 3.000%), 11/27/2028 (a)(d)	8,708,500	8,801,263
Eagle RE Ltd., Series 2019-1, Class M2, 3.406% (1 Month LIBOR USD + 3.300%), 4/25/2029 (a)(d)	22,100,000	22,455,699
Eagle RE Ltd., Series 2019-1, Class B1, 4.606% (1 Month LIBOR USD + 4.500%), 4/25/2029 (a)(d)	5,000,000	4,829,100
Eagle RE Ltd., Series 2020-1, Class M1C, 1.906% (1 Month LIBOR USD + 1.800%), 1/25/2030 (a)(d)	3,500,000	3,349,052
Eagle RE Ltd., Series 2020-1, Class M2, 2.106% (1 Month LIBOR USD + 2.000%), 1/25/2030 (a)(d)	15,788,773	15,424,384
Eagle RE Ltd., Series 2020-1, Class B1, 2.956% (1 Month LIBOR USD + 2.850%), 1/25/2030 (a)(d)	2,000,000	1,884,774
Eagle RE Ltd., Series 2020-2, Class M2, 5.706% (1 Month LIBOR USD + 5.600%), 10/25/2030 (a)(d)	3,500,000	3,603,005
Eagle RE Ltd., Series 2021-1, Class M2, 4.465% (SOFR30A + 4.450%), 10/25/2033 (a)(d)	6,000,000	6,020,418
Ellington Financial Mortgage Trust, Series 2019-2, Class M1, 3.469%, 11/25/2059 (a)(h)	3,000,000	3,115,188
Ellington Financial Mortgage Trust, Series 2020-2, Class B2, 4.804%, 10/25/2065 (a)(h)	3,626,000	3,654,366
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 2.496%, 11/25/2035 (h)	1,552,712	1,401,824
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	8,570	7,610
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 0.606% (1 Month LIBOR USD + 0.500%), 4/25/2036 (d)	4,204,853	2,162,098
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	248,947	178,771
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 2.466%, 5/25/2036 (h)	587,393	524,472
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A2, 6.000%, 7/25/2036	1,447,479	1,125,406
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A13, 6.000%, 7/25/2036	1,489,220	1,157,860
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A3, 6.000%, 7/25/2036	7,705,249	6,349,010
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA5, Class A9, 7.000%, 11/25/2037	9,953,094	6,077,977
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 2.906%, 9/25/2035 (h)	63,832	60,072
Flagstar Mortgage Trust, Series 2017-2, Class B5, 4.108%, 10/25/2047 (a)(h)	1,153,000	1,179,168
Flagstar Mortgage Trust, Series 2021-1, Class B5, 3.130%, 2/27/2051 (a)(h)	1,222,000	766,099
Flagstar Mortgage Trust, Series 2021-1, Class B6C, 3.130%, 2/27/2051 (a)(h)	2,932,342	1,164,533
Flagstar Mortgage Trust, Series 2021-1, Class B4, 3.130%, 2/27/2051 (a)(h)	2,919,923	2,628,337
Flagstar Mortgage Trust, Series 2021-2, Class B5, 2.819%, 4/25/2051 (a)(h)	1,343,000	771,304
Flagstar Mortgage Trust, Series 2021-2, Class B6C, 2.819%, 4/25/2051 (a)(h)	1,792,016	618,862
Flagstar Mortgage Trust, Series 2021-2, Class B4, 2.819%, 4/25/2051 (a)(h)	1,343,000	901,432
FMC GMSR Issuer Trust, Series 2019-GT1, Class B, 5.660%, 5/25/2026 (a)(g)(h)	13,179,000	13,312,965
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A3, 1.075% (1 Month LIBOR USD + 0.960%), 8/19/2034 (d)	406	407
GCAT Trust, Series 2019-NQM2, Class A2, 3.060%, 9/25/2059 (a)(p)	1,548,999	1,558,776
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.497%, 9/19/2035 (h)	133,694	128,284
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.114%, 4/19/2036 (h)	869,250	796,860
Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064 (a)	3,611,994	3,614,414
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class X1, 1.000%, 4/25/2036 (e)(g)	30,559,498	1,114,108
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1, 0.286% (1 Month LIBOR USD + 0.180%), 1/25/2037 (d)	10,876,496	10,196,410
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.326% (1 Month LIBOR USD + 0.220%), 6/25/2037 (d)	3,689,506	3,662,392
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 0.726% (1 Month LIBOR USD + 0.620%), 10/25/2045 (d)	1,723,945	1,635,146
GreenPoint MTA Trust, Series 2005-AR1, Class X1, 2.597%, 6/25/2045 (e)(g)(h)	9,035,814	624,212
GreenPoint MTA Trust, Series 2005-AR3, Class X1, 2.877%, 8/25/2045 (e)(g)(h)	27,600,409	2,453,649
GS Mortgage Securities Trust, Series 2021-PJ4, Class A6, 2.500%, 9/25/2051 (a)(h)	11,000,000	11,350,735
GS Mortgage Securities Trust, Series 2021-NQM1, Class A3, 0.000%, 7/25/2061 (a)(h)	5,500,000	5,499,908
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B6, 4.098%, 3/25/2050 (a)(h)	1,742,520	1,185,278
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B4, 2.660%, 8/25/2051 (a)(h)	1,322,358	1,135,505
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B5, 2.660%, 8/25/2051 (a)(h)	1,322,358	872,491
GS Mortgage-Backed Securities Corp Trust, Series 2021-PJ3, Class B6, 2.660%, 8/25/2051 (a)(h)	2,208,829	743,929
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class AX1, 0.031%, 9/25/2051 (a)(e)(h)	593,773,000	475,018
GS Mortgage-Backed Securities Corp Trust, Series 2021-PJ4, Class B4, 2.631%, 9/25/2051 (a)(h)	2,799,000	2,017,904
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B1, 2.631%, 9/25/2051 (a)(h)	5,288,000	5,267,757
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B2, 2.631%, 9/25/2051 (a)(h)	8,331,000	8,208,313
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B5, 2.631%, 9/25/2051 (a)(h)	1,244,000	689,788
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B6, 2.631%, 9/25/2051 (a)(h)	2,489,114	848,924
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class AX1, 0.083%, 1/25/2043 (a)(e)(h)	495,824,936	944,051
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class AX4, 0.250%, 1/25/2043 (a)(e)(h)	51,736,931	287,088
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B4, 2.833%, 3/25/2044 (a)(h)	1,883,532	1,689,649
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B5, 2.833%, 4/25/2045 (a)(h)	1,615,590	1,097,613
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B4, 4.307%, 8/25/2049 (a)(h)	1,500,000	1,485,148
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B5, 4.307%, 8/25/2049 (a)(h)	577,000	453,178
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class B3A, 3.458%, 10/25/2050 (a)(h)	4,126,098	4,316,154
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class AIOS, 0.215%, 3/27/2051 (e)(h)	313,170,294	1,201,948
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class AX1, 0.396%, 3/27/2051 (e)(h)	287,573,757	1,972,468
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B4, 3.396%, 3/27/2051 (h)	2,250,038	2,251,993
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B5, 3.396%, 3/27/2051 (h)	1,840,401	1,263,196
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class AIOS, 0.218%, 5/25/2051 (a)(e)(h)	523,297,828	2,775,048
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B6, 2.833%, 5/25/2051 (a)(h)	1,712,085	603,642
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class AIOS, 0.220%, 6/25/2051 (a)(e)(h)	404,369,693	2,573,813
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class AX1, 0.297%, 6/25/2051 (a)(e)(h)	383,069,579	2,779,170
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B4, 2.797%, 6/25/2051 (a)(h)	2,478,959	2,099,664
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B5, 2.797%, 6/25/2051 (a)(h)	1,039,000	604,676
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B6, 2.797%, 6/25/2051 (a)(h)	2,079,428	709,863
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class AIOS, 0.220%, 7/25/2051 (a)(e)(h)	421,082,496	2,417,435
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B3, 2.731%, 7/25/2051 (a)(h)	4,258,149	4,237,829
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B1, 2.731%, 7/25/2051 (a)(h)	6,387,224	6,622,548
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B4, 2.731%, 7/25/2051 (a)(h)	1,277,644	1,085,679
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B5, 2.731%, 7/25/2051 (a)(h)	1,069,000	610,057
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B2, 2.731%, 7/25/2051 (a)(h)	5,748,900	5,834,984
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B6, 2.731%, 7/25/2051 (a)(h)	2,352,235	809,689
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 0.606% (1 Month LIBOR USD + 0.500%), 12/25/2035 (d)	1,799,672	1,399,272
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 0.806% (1 Month LIBOR USD + 0.700%), 12/25/2035 (d)	3,894,746	3,692,375
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 0.606% (1 Month LIBOR USD + 0.500%), 1/25/2036 (d)	2,289,517	1,412,616
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (h)	10,175,870	5,049,542
GSAA Home Equity Trust, Series 2006-16, Class A2, 0.446% (1 Month LIBOR USD + 0.340%), 10/25/2036 (d)	1,638,446	794,069
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (h)	7,172,277	3,900,643
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 0.466% (1 Month LIBOR USD + 0.360%), 1/25/2037 (d)	12,269,602	6,462,914
GSAA Home Equity Trust, Series 2006-20, Class A4A, 0.566% (1 Month LIBOR USD + 0.460%), 1/25/2037 (d)	3,077,754	1,960,904
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 0.276% (1 Month LIBOR USD + 0.170%), 2/25/2037 (d)	2,101,019	1,099,522
GSAA Home Equity Trust, Series 2007-4, Class A2, 0.306% (1 Month LIBOR USD + 0.200%), 3/25/2037 (d)	1,389,877	595,601
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 5.983%, 3/25/2037 (p)	2,209,996	1,116,256
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 0.226% (1 Month LIBOR USD + 0.120%), 5/25/2037 (d)	3,772,961	3,462,903
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 5/25/2037 (p)	5,423,463	3,632,218
GSAA Home Equity Trust, Series 2007-10, Class A2A, 6.500%, 11/25/2037	2,437,271	1,685,114
GSAA Resecuritization Mortgage Trust, Series 2005-R1, Class 1A1, 0.606% (1 Month LIBOR USD + 0.500%), 4/25/2035 (a)(d)	1,415,080	1,049,178
GSAA Trust, Series 2007-3, Class 1A1A, 0.176% (1 Month LIBOR USD + 0.070%), 3/25/2037 (d)	6,897,756	4,934,496
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 0.260% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(d)	5,707,000	4,191,266
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 0.260% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(d)	5,707,000	5,207,192
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 0.260% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(d)	5,709,149	3,034,139
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 0.260% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(d)	5,707,000	4,909,099
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 2.370%, 5/25/2035 (h)	757,684	785,846
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.667%, 5/25/2035 (h)	1,495,241	1,444,043
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 0.606% (1 Month LIBOR USD + 0.500%), 7/25/2035 (d)	767,964	732,126
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.933%, 10/25/2035 (h)	1,095,832	877,831
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	1,214,334	1,031,635
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	375,058	305,696
GSR Mortgage Loan Trust, Series 2006-6F, Class 3A1, 6.500%, 7/25/2036	7,357,314	5,491,889
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.899%, 3/25/2037 (h)	6,803,336	6,151,161
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037	8,911,141	7,703,174
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	410,044	355,626
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A6, 0.436% (1 Month LIBOR USD + 0.330%), 7/25/2035 (d)	2,631,823	2,415,208
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 0.406% (1 Month LIBOR USD + 0.300%), 4/25/2037 (d)	5,562,171	2,227,127
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (e)(g)(h)	2,369,385	29,748
HarborView Mortgage Loan Trust, Series 2004-9, Class 4A2, 0.895% (1 Month LIBOR USD + 0.780%), 12/19/2034 (d)	3,107,909	2,828,779
HarborView Mortgage Loan Trust, Series 2004-11, Class X1, 2.160%, 1/19/2035 (e)(g)(h)	8,603,505	662,762
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 2.052%, 3/19/2035 (e)(g)(h)	8,676,866	579,007
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 2.377%, 6/19/2035 (e)(g)(h)	64,166,255	4,465,201
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 3.387%, 7/19/2035 (h)	1,031,576	962,660
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 1.642% (12 Month US Treasury Average + 1.500%), 9/19/2035 (d)	1,939,051	1,830,547
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 1.600%, 10/19/2035 (e)(g)(h)	9,819,463	568,616
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 2.059%, 11/19/2035 (e)(g)(h)	47,321,342	1,680,428
HarborView Mortgage Loan Trust, Series 2005-16, Class 3A1A, 0.615% (1 Month LIBOR USD + 0.500%), 1/19/2036 (d)	6,205,949	4,942,728
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 1.376%, 2/19/2036 (e)(g)(h)	21,634,497	772,698
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.295% (1 Month LIBOR USD + 0.180%), 11/19/2036 (d)(j)	21,913,160	21,371,577
HarborView Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.535% (1 Month LIBOR USD + 0.420%), 11/19/2036 (d)	845,505	759,680
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A2A, 0.305% (1 Month LIBOR USD + 0.190%), 12/19/2036 (d)(j)	33,889,859	32,448,625
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A13, 0.355% (1 Month LIBOR USD + 0.240%), 12/19/2036 (d)	1,327,459	1,259,999
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 0.455% (1 Month LIBOR USD + 0.340%), 12/19/2036 (d)	2,743,211	2,356,421
HarborView Mortgage Loan Trust, Series 2006-SB1, Class A1A, 0.992% (12 Month US Treasury Average + 0.850%), 12/19/2036 (d)	7,050,016	6,685,030
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.265% (1 Month LIBOR USD + 0.150%), 2/19/2037 (d)	21,405,563	19,979,160
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1A, 0.245% (1 Month LIBOR USD + 0.130%), 3/19/2037 (d)	36,467,226	33,873,275
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 0.266% (1 Month LIBOR USD + 0.160%), 4/25/2037 (d)(j)	17,876,529	16,179,403
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.315% (1 Month LIBOR USD + 0.200%), 5/19/2037 (d)(j)	27,014,960	26,322,216
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 0.305% (1 Month LIBOR USD + 0.190%), 8/19/2037 (d)	2,299,874	2,229,601
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 0.315% (1 Month LIBOR USD + 0.200%), 8/19/2037 (d)(j)	22,517,571	20,464,802
HarborView Mortgage Loan Trust, Series 2007-5, Class A1A, 0.305% (1 Month LIBOR USD + 0.190%), 9/19/2037 (d)	5,631,556	5,399,136
HarborView Mortgage Loan Trust, Series 2007-7, Class 1A1, 1.106% (1 Month LIBOR USD + 1.000%), 10/25/2037 (d)	18,489,314	18,564,195
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 2.594%, 8/19/2045 (e)(g)(h)	12,515,772	921,536
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 0.656% (1 Month LIBOR USD + 0.540%), 10/20/2045 (d)	2,949,147	2,927,872
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 2.142% (12 Month US Treasury Average + 2.000%), 10/20/2045 (d)	3,795,591	3,537,020
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A2A, 0.495% (1 Month LIBOR USD + 0.380%), 5/19/2046 (d)	6,053,469	3,599,598
HarborView Mortgage Loan Trust, Series 2006-13, Class A, 0.295% (1 Month LIBOR USD + 0.180%), 11/19/2046 (d)	6,666,456	6,142,506
Home RE Ltd., Series 2019-1, Class M2, 3.356% (1 Month LIBOR USD + 3.250%), 5/25/2029 (a)(d)	9,500,000	9,520,225
Home RE Ltd., Series 2020-1, Class M1C, 4.256% (1 Month LIBOR USD + 4.150%), 10/25/2030 (a)(d)	2,500,000	2,538,727
Home RE Ltd., Series 2020-1, Class M2, 5.356% (1 Month LIBOR USD + 5.250%), 10/25/2030 (a)(d)	1,750,000	1,834,499
Home RE Ltd., Series 2021-1, Class M1C, 2.406% (1 Month LIBOR USD + 2.300%), 7/25/2033 (a)(d)	8,632,587	8,643,792
Home RE Ltd., Series 2021-1, Class M2, 2.956% (1 Month LIBOR USD + 2.850%), 7/25/2033 (a)(d)	25,466,131	25,211,495
Home RE Ltd., Series 2021-1, Class B1, 3.756% (1 Month LIBOR USD + 3.650%), 7/25/2033 (a)(d)	3,333,042	3,358,980
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.606% (1 Month LIBOR USD + 0.500%), 3/25/2035 (d)	6,248,908	5,704,903
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 0.726% (1 Month LIBOR USD + 0.620%), 3/25/2035 (d)	248,406	222,106
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 0.626% (1 Month LIBOR USD + 0.520%), 1/25/2036 (d)	3,140,023	3,113,361
HomeBanc Mortgage Trust, Series 2006-2, Class A2, 0.546% (1 Month LIBOR USD + 0.440%), 12/25/2036 (d)	1,188,198	1,190,945
HomeBanc Mortgage Trust, Series 2006-1, Class 3A2, 2.527%, 4/25/2037 (h)	5,787,284	5,670,792
HSI Asset Loan Obligation Trust, Series 2007-AR1, Class 2A1, 2.812%, 1/25/2037 (h)	678,547	607,436
IMPAC CMB Trust, Series 2004-6, Class 1A2, 0.886% (1 Month LIBOR USD + 0.780%), 10/25/2034 (d)	2,189,001	2,152,622
IMPAC CMB Trust, Series 2004-10, Class 3A1, 0.806% (1 Month LIBOR USD + 0.700%), 3/25/2035 (d)	411,188	383,090
IMPAC CMB Trust, Series 2005-6, Class 1A2, 0.386% (1 Month LIBOR USD + 0.280%), 10/25/2035 (d)	2,549,045	2,458,493
IMPAC CMB Trust, Series 2005-6, Class 1A1, 0.606% (1 Month LIBOR USD + 0.500%), 10/25/2035 (d)	23,978,173	23,311,100
IMPAC CMB Trust, Series 2005-7, Class A2, 0.386% (1 Month LIBOR USD + 0.280%), 11/25/2035 (d)	2,216,527	2,026,111
IMPAC CMB Trust, Series 2005-7, Class A1, 0.626% (1 Month LIBOR USD + 0.520%), 11/25/2035 (d)(j)	19,903,505	19,104,160
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2D, 0.966% (1 Month LIBOR USD + 0.860%), 3/25/2036 (d)	819,185	685,566
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 0.446% (1 Month LIBOR USD + 0.340%), 8/25/2036 (d)	8,301,524	7,601,946
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 0.666% (1 Month LIBOR USD + 0.560%), 8/25/2036 (d)(j)	4,896,317	3,688,523
IMPAC Secured Assets Trust, Series 2006-3, Class A7, 0.376% (1 Month LIBOR USD + 0.270%), 11/25/2036 (d)	22,222,279	17,187,844
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 0.296% (1 Month LIBOR USD + 0.190%), 1/25/2037 (d)	9,020,969	7,505,915
IMPAC Secured Assets Trust, Series 2006-4, Class A2C, 0.366% (1 Month LIBOR USD + 0.260%), 1/25/2037 (d)	27,074,567	25,542,688
IMPAC Secured Assets Trust, Series 2007-1, Class A2, 0.266% (1 Month LIBOR USD + 0.160%), 3/25/2037 (d)	1,868,779	1,846,705
IMPAC Secured Assets Trust, Series 2007-1, Class A3, 0.346% (1 Month LIBOR USD + 0.240%), 3/25/2037 (d)	8,245,907	7,145,441
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 0.486% (1 Month LIBOR USD + 0.380%), 5/25/2037 (d)	17,280,120	14,515,456
IndyMac Index Mortgage Loan Trust, Series 2004-AR2, Class AX2, 2.900%, 6/25/2034 (e)(g)(h)	8,954,955	8,595,826
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 0.906% (1 Month LIBOR USD + 0.800%), 11/25/2034 (d)	544,048	519,326
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class AX2, 1.996%, 12/25/2034 (e)(g)(h)	2,886,454	150,734
IndyMac Index Mortgage Loan Trust, Series 2005-AR2, Class AX2, 2.137%, 2/25/2035 (e)(g)(h)	14,746,353	626,440
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 2.158%, 3/25/2035 (e)(g)(h)	18,243,129	1,111,900
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 0.586% (1 Month LIBOR USD + 0.480%), 4/25/2035 (d)	2,679,213	2,475,636
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class 2A1A, 0.566% (1 Month LIBOR USD + 0.460%), 5/25/2035 (d)	4,371,958	4,091,772
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 2.394%, 5/25/2035 (e)(g)(h)	24,692,886	1,612,742
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 2.529%, 5/25/2035 (h)	1,193,973	1,124,979
IndyMac Index Mortgage Loan Trust, Series 2005-AR10, Class AX, 2.358%, 6/25/2035 (e)(g)(h)	39,682,504	2,461,863
IndyMac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 3.100%, 6/25/2035 (h)	1,158,678	1,130,909
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 2.516%, 7/25/2035 (e)(g)(h)	25,540,765	1,489,384
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 2.212%, 8/25/2035 (e)(g)(h)	27,228,786	1,825,690
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 3.052%, 8/25/2035 (h)	2,615,328	2,230,470
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1, 2.819%, 10/25/2035 (h)	5,600,986	5,218,092
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 3.132%, 7/25/2036 (h)	4,276,707	3,823,265
IndyMac Index Mortgage Loan Trust, Series 2006-AR25, Class 5A1, 3.003%, 9/25/2036 (h)	6,209,311	5,647,033
IndyMac Index Mortgage Loan Trust, Series 2006-AR31, Class A3, 3.164%, 11/25/2036 (h)	3,813,964	3,725,049
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 2.882%, 3/25/2037 (h)	1,107,571	1,041,767
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.980%, 6/25/2037 (h)	6,323,090	5,421,272
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1, 3.247%, 6/25/2037 (h)	3,962,186	3,053,205
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 3.644%, 6/25/2037 (h)	636,221	588,932
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 2A1, 0.286% (1 Month LIBOR USD + 0.180%), 7/25/2037 (d)	7,998,707	7,575,423
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.024%, 7/25/2037 (h)	3,990,995	3,284,676
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 0.286% (1 Month LIBOR USD + 0.180%), 8/25/2037 (d)	4,226,634	3,964,654
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 2.501%, 7/25/2045 (e)(g)(h)	18,917,689	1,150,177
IndyMac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A3A, 0.306% (1 Month LIBOR USD + 0.400%), 11/25/2046 (d)	6,172,049	5,646,449
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A3, 0.466% (1 Month LIBOR USD + 0.360%), 3/25/2047 (d)	8,945,068	6,865,716
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.029%, 1/28/2036 (a)(h)	623,952	612,742
JP Morgan Alternative Loan Trust, Series 2006-A2, Class 1A4, 0.646% (1 Month LIBOR USD + 0.540%), 5/25/2036 (d)	1,502,648	1,445,273
JP Morgan Alternative Loan Trust, Series 2006-A7, Class 1A4, 0.566% (1 Month LIBOR USD + 0.460%), 12/25/2036 (d)	1,643,158	1,640,675
JP Morgan Alternative Loan Trust, Series 2007-A2, Class 11A1, 0.286% (1 Month LIBOR USD + 0.180%), 6/25/2037 (d)	35,841,079	25,870,378
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 3.174%, 8/25/2035 (h)	7,953	8,194
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 2.767%, 10/25/2035 (h)	8,311,047	7,392,310
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.722%, 11/25/2035 (h)	2,275,778	2,239,297
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	1,501,281	1,343,563
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 2.754%, 10/25/2036 (h)	257,776	229,557
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 3.142%, 10/25/2036 (h)	770,969	747,409
JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.360%, 10/25/2036 (h)	2,132,972	1,966,867
JP Morgan Mortgage Trust, Series 2006-A7, Class 2A3, 3.070%, 1/25/2037 (h)	1,732,194	1,679,675
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 3.263%, 6/25/2037 (h)	2,089,856	2,013,127
JP Morgan Mortgage Trust, Series 2019-1, Class B6, 3.346%, 5/25/2049 (a)(h)	3,964,144	2,464,703
JP Morgan Mortgage Trust, Series 2019-1, Class B5, 4.539%, 5/25/2049 (a)(h)	1,780,444	1,691,959
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B6, 1.429%, 6/25/2049 (a)(h)	2,946,674	1,626,234
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B4, 4.868%, 6/25/2049 (a)(h)	6,701,018	6,982,333
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B5, 4.868%, 6/25/2049 (a)(h)	2,468,593	2,298,223
JP Morgan Mortgage Trust, Series 2019-6, Class B5, 4.272%, 12/25/2049 (a)(h)	1,946,696	1,721,056
JP Morgan Mortgage Trust, Series 2019-6, Class B4, 4.272%, 12/25/2049 (a)(h)	4,869,634	5,013,040
JP Morgan Mortgage Trust, Series 2019-7, Class B6, 0.089%, 2/25/2050 (a)(h)	1,725,322	724,787
JP Morgan Mortgage Trust, Series 2019-7, Class AX1, 0.168%, 2/25/2050 (a)(e)(h)	66,473,415	169,374
JP Morgan Mortgage Trust, Series 2019-7, Class B4, 4.168%, 2/25/2050 (a)(h)	3,087,245	3,164,689
JP Morgan Mortgage Trust, Series 2019-7, Class B5, 4.168%, 2/25/2050 (a)(h)	1,199,000	927,165
JP Morgan Mortgage Trust, Series 2019-8, Class AX1, 0.215%, 3/25/2050 (a)(e)(h)	193,842,016	437,501
JP Morgan Mortgage Trust, Series 2019-8, Class B6, 0.394%, 3/25/2050 (a)(h)	2,680,232	1,686,099
JP Morgan Mortgage Trust, Series 2019-8, Class B5, 4.215%, 3/25/2050 (a)(h)	1,857,631	1,659,903
JP Morgan Mortgage Trust, Series 2019-9, Class B6, 2.664%, 5/25/2050 (a)(h)	5,241,487	2,849,341
JP Morgan Mortgage Trust, Series 2019-9, Class B5, 3.914%, 5/25/2050 (a)(h)	2,653,193	2,331,125
JP Morgan Mortgage Trust, Series 2019-9, Class B4, 3.914%, 5/25/2050 (a)(h)	2,984,355	3,087,769
JP Morgan Mortgage Trust, Series 2020-1, Class B6, 2.515%, 6/25/2050 (a)(h)	3,805,725	1,553,702
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B6, 2.906%, 6/25/2050 (a)(h)	9,525,540	6,399,848
JP Morgan Mortgage Trust, Series 2020-1, Class B4, 3.895%, 6/25/2050 (a)(h)	4,107,073	4,228,754
JP Morgan Mortgage Trust, Series 2020-1, Class B5, 3.895%, 6/25/2050 (a)(h)	2,276,764	1,943,132
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B5, 4.387%, 6/25/2050 (a)(h)	2,949,226	2,818,080
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B6, 4.076%, 11/25/2050 (a)(h)	8,848,427	5,492,325
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B5, 4.207%, 11/25/2050 (a)(h)	3,217,505	2,690,603
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B4, 4.233%, 11/25/2050 (a)(h)	7,842,792	8,278,788
JP Morgan Mortgage Trust, Series 2020-5, Class B4, 3.704%, 12/25/2050 (a)(h)	3,691,668	3,673,044
JP Morgan Mortgage Trust, Series 2020-5, Class B5, 3.704%, 12/25/2050 (a)(h)	1,844,850	1,749,637
JP Morgan Mortgage Trust, Series 2020-5, Class B6, 3.704%, 12/25/2050 (a)(h)	4,112,936	1,905,420
JP Morgan Mortgage Trust, Series 2020-9, Class B6, 3.157%, 5/25/2051 (a)(h)	1,088,480	359,828
JP Morgan Mortgage Trust, Series 2021-3, Class B6, 2.967%, 7/25/2051 (a)(h)	3,197,860	1,223,185
JP Morgan Mortgage Trust, Series 2021-3, Class B4, 2.967%, 7/25/2051 (a)(h)	2,189,969	1,997,484
JP Morgan Mortgage Trust, Series 2021-3, Class B5, 2.967%, 7/25/2051 (a)(h)	2,637,329	1,762,666
JP Morgan Mortgage Trust, Series 2021-6, Class B4, 2.863%, 10/25/2051 (a)(h)	3,911,000	3,406,628
JP Morgan Mortgage Trust, Series 2021-6, Class B5, 2.863%, 10/25/2051 (a)(h)	3,129,000	2,528,337
JP Morgan Mortgage Trust, Series 2021-6, Class B6, 2.863%, 10/25/2051 (a)(h)	4,692,922	1,747,632
JP Morgan Mortgage Trust, Series 2021-6, Class B2, 2.863%, 10/25/2051 (a)(h)	13,296,000	13,221,564
JP Morgan Mortgage Trust, Series 2021-6, Class B3, 2.863%, 10/25/2051 (a)(h)	13,296,000	13,016,988
JP Morgan Resecuritization Trust, Series 2014-2, Class 6A5, 2.594%, 5/27/2037 (a)(h)	6,386,866	5,953,645
Lake Summit Mortgage Trust, Series 2019-1, 8.440%, 8/15/2049 (g)(h)	7,225,402	7,454,202
Lake Summit Mortgage Trust, Series 2019-1B, 6.026%, 8/28/2049 (a)(h)	40,425,877	40,923,439
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.750%, 1/25/2059 (a)(p)	8,810,273	8,961,757
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A2, 4.000%, 2/25/2060 (a)(p)	11,635,000	11,772,293
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A2, 3.844%, 10/25/2066 (a)(p)	4,000,000	4,030,712
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (c)	78,039	60,970
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (c)	40,860	32,191
Lehman XS Trust, Series 2005-3, Class 3A3A, 5.089%, 9/25/2035 (p)	1,572,233	1,562,482
Lehman XS Trust, Series 2007-9, Class WFIO, 0.000%, 4/25/2037 (e)(g)	25,545,197	136,411
Lehman XS Trust, Series 2007-12N, Class 2A1, 0.286% (1 Month LIBOR USD + 0.180%), 7/25/2037 (d)	5,623,423	5,170,349
Lehman XS Trust, Series 2006-10N, Class 1A3A, 0.526% (1 Month LIBOR USD + 0.420%), 7/25/2046 (d)	2,052,444	1,948,436
Lehman XS Trust, Series 2006-GP4, Class 3A4, 0.456% (1 Month LIBOR USD + 0.350%), 8/25/2046 (d)	5,938,095	5,350,247
Lehman XS Trust, Series 2007-15N, Class 3A1, 0.359% (1 Month LIBOR USD + 0.250%), 8/25/2047 (d)(j)	20,124,460	18,048,079
LSTAR Securities Investment Ltd., Series 2019-4, Class A1, 1.615% (1 Month LIBOR USD + 1.500%), 5/1/2024 (a)(d)	7,931,157	7,885,513
Luminent Mortgage Trust, Series 2006-1, Class A1, 0.826% (1 Month LIBOR USD + 0.720%), 4/25/2036 (d)	5,158,612	4,456,576
Luminent Mortgage Trust, Series 2006-1, Class X, 2.771%, 4/25/2036 (e)(g)(h)	36,242,279	2,447,079
Luminent Mortgage Trust, Series 2006-3, Class 12A1, 0.526% (1 Month LIBOR USD + 0.420%), 5/25/2036 (d)	2,526,299	2,390,154
Luminent Mortgage Trust, Series 2006-3, Class 12X, 1.000%, 5/25/2036 (e)(g)	12,486,073	293,036
Luminent Mortgage Trust, Series 2006-5, Class A1A, 0.486% (1 Month LIBOR USD + 0.380%), 7/25/2036 (d)	31,403,739	23,039,070
Luminent Mortgage Trust, Series 2006-5, Class X, 2.225%, 7/25/2036 (e)(g)(h)	34,608,135	2,269,013
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 0.266% (1 Month LIBOR USD + 0.320%), 11/25/2036 (d)	3,144,148	2,996,140
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 0.276% (1 Month LIBOR USD + 0.170%), 12/25/2036 (d)	11,260,224	10,250,666
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.666% (1 Month LIBOR USD + 0.560%), 5/25/2037 (d)	6,119,827	5,760,825
Luminent Mortgage Trust, Series 2006-2, Class X, 2.164%, 2/25/2046 (e)(g)(h)	40,381,939	2,367,351
Luminent Mortgage Trust, Series 2006-6, Class A1, 0.506% (1 Month LIBOR USD + 0.400%), 10/25/2046 (d)(j)	12,482,093	12,188,739
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.809%, 12/25/2034 (h)	8,085	8,195
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.497%, 3/25/2035 (h)	109,053	113,560
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.688%, 1/25/2036 (h)	1,363,446	1,342,757
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 11/25/2021 (c)	10,825	4,005
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (c)	134,728	123,604
MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 8/25/2035	2,340,680	1,879,238
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 0.806% (1 Month LIBOR USD + 0.700%), 2/25/2036 (d)	2,321,107	1,184,059
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	479,166	481,754
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047	17,479,337	12,268,222
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (c)	36,202	27,041
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (c)	649	545
MASTR Resecuritization Trust, Series 2008-4, Class A1, 6.000%, 6/27/2036 (a)(h)	2,037,278	1,912,988
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B2, 2.655%, 4/25/2051 (a)(h)	7,469,000	7,259,136
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B6, 2.655%, 4/25/2051 (a)(h)	1,532,628	513,372
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B5, 2.655%, 4/25/2051 (a)(h)	572,880	371,814
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B4, 2.655%, 4/25/2051 (a)(h)	1,146,758	986,905
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B1, 2.655%, 4/25/2051 (a)(h)	5,351,538	5,320,703
Mello Warehouse Securitization Trust, Series 2019-2, Class G, 4.106% (1 Month LIBOR USD + 4.000%), 11/25/2052 (a)(d)(g)	14,200,000	14,447,648
Mello Warehouse Securitization Trust, Series 2020-1, Class F, 4.106% (1 Month LIBOR USD + 4.000%), 10/27/2053 (a)(d)(g)	8,250,000	8,363,858
Mello Warehouse Securitization Trust, Series 2020-1, Class G, 5.606% (1 Month LIBOR USD + 5.500%), 10/27/2053 (a)(d)(g)	15,000,000	15,230,970
Mello Warehouse Securitization Trust, Series 2020-2, Class F, 3.356% (1 Month LIBOR USD + 3.250%), 11/25/2053 (a)(d)(g)	5,500,000	5,541,398
Mello Warehouse Securitization Trust, Series 2020-2, Class G, 4.856% (1 Month LIBOR USD + 4.750%), 11/25/2053 (a)(d)(g)	6,000,000	6,045,162
Mello Warehouse Securitization Trust, Series 2021-2, Class F, 4.860% (1 Month LIBOR USD + 4.750%), 4/26/2055 (a)(d)(g)	5,000,000	5,039,680
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 2.800%, 4/25/2037 (h)	2,256,931	2,131,493
Merrill Lynch Mortgage Investors Trust, Series 2003-B, Class A1, 0.786% (1 Month LIBOR USD + 0.680%), 4/25/2028 (d)	1,491,342	1,462,396
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 0.566% (1 Month LIBOR USD + 0.460%), 4/25/2029 (d)	522,435	506,226
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1E, 2.667%, 12/25/2035 (h)	1,474,087	1,459,333
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 2.827%, 5/25/2036 (h)	746,588	681,540
Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1, Class A1, 0.356% (1 Month LIBOR USD + 0.250%), 3/25/2037 (d)	29,830,404	26,689,233
Merrill Lynch Mortgage Investors Trust, Series 2006-WMC2, Class A1, 0.586% (1 Month LIBOR USD + 0.480%), 3/25/2037 (d)	25,533,397	8,684,521
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2B, 0.256% (1 Month LIBOR USD + 0.150%), 9/25/2037 (d)	6,453,193	4,803,080
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, 0.266% (1 Month LIBOR USD + 0.160%), 9/25/2037 (d)	6,929,627	5,259,802
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2C, 0.336% (1 Month LIBOR USD + 0.230%), 9/25/2037 (d)	11,849,230	9,044,873
Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3, 2.500%, 11/25/2060 (a)(h)	6,000,000	5,818,242
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE6, Class A1, 0.166% (1 Month LIBOR USD + 0.060%), 5/25/2037 (d)	6,406,921	6,080,226
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE6, Class A3, 0.286% (1 Month LIBOR USD + 0.180%), 5/25/2037 (d)	18,608,071	17,564,028
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE6, Class A4, 0.356% (1 Month LIBOR USD + 0.250%), 5/25/2037 (d)	2,679,562	2,486,103
Morgan Stanley Mortgage Loan Trust, Series 2005-1, Class 4A1, 0.406% (1 Month LIBOR USD + 0.300%), 3/25/2035 (d)	1,766,134	1,561,455
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 2.491%, 7/25/2035 (h)(j)	9,449,111	7,462,577
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 2.513%, 7/25/2035 (h)	1,021,428	970,120
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, 2.792%, 7/25/2035 (h)	3,165,975	2,987,483
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 5A1, 2.838%, 11/25/2035 (h)	2,502,154	2,007,558
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 0.396% (1 Month LIBOR USD + 0.290%), 12/25/2035 (d)	2,125,703	1,779,694
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 0.356% (1 Month LIBOR USD + 0.250%), 3/25/2036 (d)	2,881,604	2,288,679
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 0.366% (1 Month LIBOR USD + 0.260%), 3/25/2036 (d)	1,741,172	1,385,739
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 3.074%, 3/25/2036 (h)	8,264,610	7,296,014
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 3.074%, 3/25/2036 (h)	4,200,676	3,712,016
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 3.842%, 3/25/2036 (e)(g)(h)	21,654,231	2,424,256
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 3.134%, 4/25/2036 (e)(g)(h)	23,659,308	1,894,141
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 0.856% (1 Month LIBOR USD + 0.750%), 6/25/2036 (d)	4,284,369	2,294,593
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 0.446% (1 Month LIBOR USD + 0.340%), 8/25/2036 (d)	2,243,753	1,161,882
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A3, 6.000%, 8/25/2036	2,631,765	2,000,336
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A6, 6.731%, 8/25/2036 (p)	2,897,316	1,126,494
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.924%, 8/25/2036 (p)	3,610,465	1,405,034
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A2, 0.446% (1 Month LIBOR USD + 0.340%), 10/25/2036 (d)	13,988,069	7,309,703
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A5, 0.636% (1 Month LIBOR USD + 0.530%), 4/25/2037 (d)	19,156,178	10,807,111
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A9, 0.646% (1 Month LIBOR USD + 0.540%), 4/25/2037 (d)	19,156,178	10,896,149
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A2, 6.000%, 4/25/2037 (h)	19,699,423	10,862,833
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22, 6.000%, 8/25/2037	3,210,163	2,487,668
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 2.933%, 11/25/2037 (h)	7,145,552	6,708,808
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (p)	12,820,193	5,907,724
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (p)	4,944,601	2,281,157
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (p)	12,298,570	5,649,459
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A4C, 6.104%, 9/25/2046 (p)	9,269,588	4,167,996
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (p)	1,721,982	1,051,785
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (p)	6,508,618	3,675,254
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (p)	3,097,927	2,093,037
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 0.489% (1 Month LIBOR USD + 0.190%), 2/26/2037 (a)(d)	7,944,279	7,453,784
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 0.934%, 8/27/2047 (a)(h)	1,010,309	725,666
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B1, 2.967%, 3/25/2051 (a)(h)	9,161,859	9,133,494
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B2, 2.967%, 3/25/2051 (a)(h)	3,382,303	3,315,577
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B4, 2.967%, 3/25/2051 (a)(h)	848,000	609,707
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B5, 2.967%, 3/25/2051 (a)(h)	988,000	576,785
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B3, 2.967%, 3/25/2051 (a)(h)	1,412,000	1,343,682
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B6, 2.967%, 3/25/2051 (a)(h)	1,120,122	407,226
Mortgage Insurance-Linked Notes, Series 2019-1, Class M2, 3.306% (1 Month LIBOR USD + 3.200%), 2/26/2029 (a)(d)	4,834,215	4,849,883
Mortgage Insurance-Linked Notes, Series 2019-1, Class M1, 2.006% (1 Month LIBOR USD + 1.900%), 11/26/2029 (a)(d)	7,585,472	7,610,261
Mortgage Insurance-Linked Notes, Series 2019-1, Class M2, 3.006% (1 Month LIBOR USD + 2.900%), 11/26/2029 (a)(d)	3,230,000	3,187,994
Mortgage Insurance-Linked Notes, Series 2020-1, Class M1C, 1.856% (1 Month LIBOR USD + 1.750%), 1/25/2030 (a)(d)	11,200,000	10,961,698
Mortgage Insurance-Linked Notes, Series 2020-1, Class M2A, 2.106% (1 Month LIBOR USD + 2.000%), 1/25/2030 (a)(d)	21,731,174	21,684,713
Mortgage Insurance-Linked Notes, Series 2020-1, Class M1B, 1.556% (1 Month LIBOR USD + 1.450%), 2/25/2030 (a)(d)	10,850,000	10,832,304
Mortgage Insurance-Linked Notes, Series 2020-2, Class M1C, 4.706% (1 Month LIBOR USD + 4.600%), 10/25/2030 (a)(d)	16,395,198	16,824,195
Mortgage Insurance-Linked Notes, Series 2020-2, Class M2, 5.706% (1 Month LIBOR USD + 5.600%), 10/25/2030 (a)(d)	11,500,000	11,738,257
Mortgage Insurance-Linked Notes, Series 2020-2, Class B1, 7.706% (1 Month LIBOR USD + 7.600%), 10/25/2030 (a)(d)	7,870,678	8,132,882
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 2.730%, 4/25/2036 (e)(g)(h)	12,725,680	1,031,671
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A12, 0.256% (1 Month LIBOR USD + 0.150%), 6/25/2047 (d)	3,134,393	2,706,589
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 1A1, 0.336% (1 Month LIBOR USD + 0.230%), 6/25/2047 (d)	5,151,825	4,748,607
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 0.386% (1 Month LIBOR USD + 0.280%), 6/25/2047 (d)	2,894,868	2,531,308
MortgageIT Trust, Series 2005-5, Class A1, 0.626% (1 Month LIBOR USD + 0.520%), 12/25/2035 (d)	6,208,271	6,129,736
MortgageIT Trust, Series 2006-1, Class 2A1A, 0.526% (1 Month LIBOR USD + 0.420%), 4/25/2036 (d)	2,905,718	2,652,604
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class B2, 5.657%, 7/25/2049 (a)(h)	6,127,500	6,356,521
New Residential Mortgage Loan Trust, Series 2019-1A, Class B6B, 3.302%, 9/25/2057 (a)(h)	6,410,368	5,972,764
New Residential Mortgage Loan Trust, Series 2019-6A, Class B5IA, 1.750%, 9/25/2059 (a)(e)(h)	16,777,258	2,199,348
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.575%, 9/25/2059 (a)(h)	21,685,358	15,031,878
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AP1, Class A3, 5.654%, 1/25/2036 (h)	3,745,061	1,861,599
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 3.099%, 2/25/2036 (h)	752,711	641,081
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 0.426% (1 Month LIBOR USD + 0.320%), 10/25/2036 (d)	1,249,684	1,141,039
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 0.446% (1 Month LIBOR USD + 0.340%), 12/25/2036 (d)	170,821	162,036
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 0.629% (1 Month LIBOR USD + 0.260%), 1/26/2036 (a)(d)	4,319,308	4,032,411
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 0.336% (1 Month LIBOR USD + 0.150%), 11/26/2036 (a)(d)	1,555,944	1,561,054
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 0.286% (1 Month LIBOR USD + 0.160%), 3/26/2037 (a)(d)	5,504,218	4,928,113
NRPL Trust, Series 2018-2A, Class A1, 4.250%, 7/25/2067 (a)(p)	5,755,273	5,808,751
Oaktown Re III Ltd., Series 2019-1A, Class M2, 2.656% (1 Month LIBOR USD + 2.550%), 7/25/2029 (a)(d)	1,921,930	1,941,295
Oaktown Re III Ltd., Series 2019-1A, Class B1A, 3.606% (1 Month LIBOR USD + 3.500%), 7/25/2029 (a)(d)	1,200,000	1,201,834
Oaktown Re III Ltd., Series 2019-1A, Class B1B, 4.456% (1 Month LIBOR USD + 4.350%), 7/25/2029 (a)(d)	1,450,000	1,415,077
Oaktown Re Ltd., Series 2020-1A, Class M1B, 4.856% (1 Month LIBOR USD + 4.750%), 7/25/2030 (a)(d)	941,404	953,711
PFCA Home Equity Investment Trust, Series 2003-GP1, Class A, 3.717%, 10/25/2033 (a)(h)	4,853,128	5,156,404
PFCA Home Equity Investment Trust, Series 2003-IFC4, Class A, 4.150%, 10/22/2034 (a)(h)	4,071,113	4,316,166
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (c)	26,743	21,532
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 0.266% (1 Month LIBOR USD + 0.160%), 2/25/2037 (d)	5,629,510	4,985,427
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 0.766% (1 Month LIBOR USD + 0.660%), 5/25/2037 (d)	1,764,250	1,619,945
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	1,170,455	1,140,871
Pretium Mortgage Credit Partners I LLC, Series 2020-RPL1, Class A1, 3.819%, 5/25/2060 (a)(p)	6,003,401	6,060,283
Prime Mortgage Trust, Series 2007-2, Class A2, 6.000%, 4/25/2037	2,868,510	2,439,992
PRPM LLC, Series 2019-GS1, Class A2, 4.750%, 10/25/2024 (a)(h)	4,762,692	4,768,760
PRPM LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025 (a)(p)	7,881,347	7,916,206
PRPM LLC, Series 2020-2, Class A1, 3.671%, 8/25/2025 (a)(p)	9,005,017	9,184,541
PRPM LLC, Series 2020-2, Class A2, 5.000%, 8/25/2025 (a)(p)	3,250,000	3,276,897
PRPM LLC, Series 2020-3, Class A2, 5.071%, 9/25/2025 (a)(p)	16,500,000	16,613,256
PRPM LLC, Series 2020-5, Class A2, 5.437%, 10/25/2025 (a)(p)	10,000,000	10,067,050
RAMP Trust, Series 2006-RS2, Class A3A, 0.706% (1 Month LIBOR USD + 0.300%), 3/25/2036 (d)	1,037,168	1,013,038
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.750%, 9/26/2035 (a)(h)	2,253,092	2,077,225
RBSSP Resecuritization Trust, Series 2009-12, Class 19A2, 2.422%, 12/27/2035 (a)(h)	8,807,570	7,780,942
RBSSP Resecuritization Trust, Series 2013-2, Class 2A2, 0.300% (1 Month LIBOR USD + 0.190%), 12/22/2036 (a)(d)	5,937,283	5,275,870
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	1,986,508	1,939,197
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 0.606% (1 Month LIBOR USD + 0.500%), 7/25/2035 (d)	308,821	232,262
Residential Accredit Loans, Inc. Trust, Series 2005-QA7, Class A22, 3.416%, 7/25/2035 (h)	1,761,576	1,708,572
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 3.601%, 7/25/2035 (h)	332,834	275,376
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 1.456% (1 Month LIBOR USD + 1.350%), 8/25/2035 (d)	4,026,894	3,476,510
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	967,181	880,316
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (c)	258,446	151,656
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 2A1, 0.806% (1 Month LIBOR USD + 0.700%), 9/25/2035 (d)	2,873,942	2,360,587
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	632,730	617,712
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 2A4, 5.750%, 9/25/2035	2,659,319	2,635,292
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	7,172,976	5,154,307
Residential Accredit Loans, Inc. Trust, Series 2005-QS15, Class 3A, 6.000%, 10/25/2035	7,495,234	7,588,108
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 0.806% (1 Month LIBOR USD + 0.700%), 11/25/2035 (d)	591,293	474,807
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (c)	575,748	386,993
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 3.976%, 12/25/2035 (h)	4,744,686	4,602,052
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A1, 6.000%, 12/25/2035	2,876,824	2,800,692
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A17, 0.586% (1 Month LIBOR USD + 0.480%), 2/25/2036 (d)	4,335,224	3,057,087
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 0.606% (1 Month LIBOR USD + 0.500%), 2/25/2036 (d)	563,376	424,794
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 0.606% (1 Month LIBOR USD + 0.500%), 2/25/2036 (d)	3,012,678	2,267,884
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 0.806% (1 Month LIBOR USD + 0.700%), 2/25/2036 (d)	7,141,912	5,464,191
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 1.106% (1 Month LIBOR USD + 1.000%), 2/25/2036 (d)	950,678	736,856
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	3,868,640	3,541,863
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 2AP, 0.000%, 3/25/2036 (c)	668,111	415,162
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 0.506% (1 Month LIBOR USD + 0.400%), 3/25/2036 (d)	2,240,064	1,739,298
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 0.806% (1 Month LIBOR USD + 0.700%), 3/25/2036 (d)	4,152,007	3,270,482
Residential Accredit Loans, Inc. Trust, Series 2006-QA3, Class A2, 0.706% (1 Month LIBOR USD + 0.600%), 4/25/2036 (d)	24,020,264	22,917,398
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	1,679,994	1,602,684
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (c)	86,561	57,851
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	1,885,954	1,774,094
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	1,320,020	1,243,364
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A3, 6.000%, 6/25/2036	1,451,244	1,370,370
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (c)	43,694	28,752
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (c)	35,649	13,296
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 0.466% (1 Month LIBOR USD + 0.360%), 7/25/2036 (d)	7,372,263	4,743,130
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A1, 0.466% (1 Month LIBOR USD + 0.360%), 7/25/2036 (d)	136,347	79,997
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A3, 0.486% (1 Month LIBOR USD + 0.380%), 7/25/2036 (d)	2,193,624	2,050,762
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 0.756% (1 Month LIBOR USD + 0.650%), 7/25/2036 (d)	1,449,782	1,042,673
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	2,085,065	2,003,518
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 0.476% (1 Month LIBOR USD + 0.370%), 8/25/2036 (d)	7,501,772	7,217,140
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 0.486% (1 Month LIBOR USD + 0.380%), 8/25/2036 (d)	9,938,981	9,748,431
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	1,917,302	1,800,730
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	3,035,282	2,790,763
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A2, 6.000%, 8/25/2036	1,156,629	1,089,388
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	2,613,127	2,602,836
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	2,772,145	2,637,574
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	274,859	254,325
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	358,776	330,909
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036	3,046,556	2,719,639
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A1, 6.500%, 8/25/2036	4,321,472	4,069,008
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (c)	154,078	104,239
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A2, 0.466% (1 Month LIBOR USD + 0.360%), 9/25/2036 (d)	596,105	545,649
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A1, 0.486% (1 Month LIBOR USD + 0.380%), 9/25/2036 (d)	955,832	908,905
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A7, 0.756% (1 Month LIBOR USD + 0.650%), 9/25/2036 (d)	4,073,963	3,044,497
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	415,890	388,141
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	4,200,386	3,976,429
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (c)	164,876	94,990
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	1,491,965	1,453,374
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A1, 6.500%, 10/25/2036	27,789,588	27,117,580
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (c)	115,207	62,751
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 0.406% (1 Month LIBOR USD + 0.300%), 11/25/2036 (d)	2,163,529	1,467,227
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A1, 0.506% (1 Month LIBOR USD + 0.400%), 11/25/2036 (d)	14,598,492	11,440,751
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (1 Month LIBOR USD + 0.550%), 11/25/2036 (d)	10,197,515	9,495,151
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,116,461	1,040,850
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	1,135,753	1,060,315
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A25, 6.500%, 11/25/2036	7,382,039	7,202,309
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 0.286% (1 Month LIBOR USD + 0.180%), 12/25/2036 (d)	662,537	632,740
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 0.291% (1 Month LIBOR USD + 0.185%), 12/25/2036 (d)	8,848,961	8,435,210
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 0.556% (1 Month LIBOR USD + 0.450%), 12/25/2036 (d)	6,779,707	4,880,684
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036	6,343,327	6,004,524
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (c)	113,143	65,823
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2AP, 0.000%, 1/25/2037 (c)	1,081,657	627,270
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A4, 0.656% (1 Month LIBOR USD + 0.550%), 1/25/2037 (d)	12,562,418	9,181,997
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1A5, 0.656% (1 Month LIBOR USD + 0.550%), 1/25/2037 (d)	9,109,179	6,812,126
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	2,206,712	2,109,411
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (c)	538,139	285,321
Residential Accredit Loans, Inc. Trust, Series 2007-QH1, Class A1, 0.266% (1 Month LIBOR USD + 0.160%), 2/25/2037 (d)	7,939,158	7,521,106
Residential Accredit Loans, Inc. Trust, Series 2007-QA2, Class A3, 0.406% (1 Month LIBOR USD + 0.300%), 2/25/2037 (d)	7,618,202	7,180,506
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class A2, 6.000%, 2/25/2037 (j)	14,584,636	13,444,073
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (c)	622,668	67,358
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A7, 0.000%, 3/25/2037 (c)	251,842	134,046
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (c)	383,620	216,601
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037	492,032	440,606
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (c)	441,808	239,079
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 0.436% (1 Month LIBOR USD + 0.330%), 4/25/2037 (d)	4,280,092	3,205,985
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A29, 6.000%, 4/25/2037	1,529,233	1,453,302
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 0.206% (1 Month LIBOR USD + 0.100%), 5/25/2037 (d)	5,179,915	4,786,143
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 0.296% (1 Month LIBOR USD + 0.190%), 5/25/2037 (d)(j)	15,710,216	14,764,555
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A7, 0.656% (1 Month LIBOR USD + 0.550%), 5/25/2037 (d)	713,640	543,721
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	2,499,995	2,441,103
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (c)	1,251,966	625,447
Residential Accredit Loans, Inc. Trust, Series 2007-QH6, Class A1, 0.296% (1 Month LIBOR USD + 0.190%), 7/25/2037 (d)	9,286,707	8,883,107
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	9,658,646	9,343,494
Residential Accredit Loans, Inc. Trust, Series 2007-QH8, Class A, 1.149%, 10/25/2037 (h)	1,363,495	1,193,401
Residential Accredit Loans, Inc. Trust, Series 2006-QO7, Class X3, 1.500%, 9/25/2046 (e)(g)	20,099,847	634,050
Residential Accredit Loans, Inc. Trust, Series 2006-QO9, Class 1A3A, 0.506% (1 Month LIBOR USD + 0.400%), 12/25/2046 (d)(j)	20,927,724	19,015,432
Residential Accredit Loans, Inc. Trust, Series 2007-QO4, Class A1A, 0.296% (1 Month LIBOR USD + 0.190%), 5/25/2047 (d)	1,579,029	1,523,913
Residential Accredit Loans, Inc. Trust, Series 2007-QO5, Class A, 1.702% (12 Month US Treasury Average + 1.560%), 8/25/2047 (d)	25,625,626	7,902,072
Residential Asset Securitization Trust, Series 2007-A8, Class 3A1, 6.207%, 8/25/2022 (h)	724,263	623,221
Residential Asset Securitization Trust, Series 2005-A3, Class AX, 0.317%, 4/25/2035 (e)(g)(h)	17,889,709	274,178
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 0.556% (1 Month LIBOR USD + 0.450%), 4/25/2035 (d)	3,455,472	2,462,352
Residential Asset Securitization Trust, Series 2005-A6CB, Class A2, 5.500%, 6/25/2035	4,185,797	3,973,037
Residential Asset Securitization Trust, Series 2005-A6CB, Class A1, 5.500%, 6/25/2035	3,899,911	3,465,773
Residential Asset Securitization Trust, Series 2005-A10, Class A4, 5.500%, 9/25/2035	1,308,531	1,046,796
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	4,805,244	3,973,888
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (c)	674,439	440,427
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 0.556% (1 Month LIBOR USD + 0.450%), 10/25/2035 (d)	2,266,709	1,690,287
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	2,035,171	1,906,979
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 0.556% (1 Month LIBOR USD + 0.450%), 11/25/2035 (d)	1,146,863	738,332
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 0.606% (1 Month LIBOR USD + 0.500%), 11/25/2035 (d)	4,950,018	3,020,338
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	719,415	580,255
Residential Asset Securitization Trust, Series 2006-A4, Class 2A1, 0.806% (1 Month LIBOR USD + 0.700%), 5/25/2036 (d)	918,303	807,375
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 0.806% (1 Month LIBOR USD + 0.700%), 5/25/2036 (d)	2,001,295	842,551
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1, 6.500%, 7/25/2036	7,088,618	4,038,520
Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.000%, 8/25/2036	6,344,360	3,432,533
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036	10,421,101	6,165,634
Residential Asset Securitization Trust, Series 2006-A8, Class 2A1, 6.500%, 8/25/2036	1,648,593	914,633
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036	10,492,478	6,354,518
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A4, 6.000%, 12/25/2036	3,142,304	1,736,663
Residential Asset Securitization Trust, Series 2006-A16, Class 2A1, 6.000%, 2/25/2037	8,554,080	4,195,408
Residential Asset Securitization Trust, Series 2006-A16, Class 2A3, 6.609%, 2/25/2037 (h)	22,935,839	13,287,626
Residential Asset Securitization Trust, Series 2007-A6, Class 1A4, 6.000%, 6/25/2037	2,671,274	2,296,700
Residential Asset Securitization Trust, Series 2007-A7, Class A6, 6.000%, 7/25/2037	4,131,538	2,534,046
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (c)	77,289	57,202
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 3.823%, 2/25/2036 (h)	989,669	920,659
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (c)	143,825	115,191
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (c)	55,978	36,472
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A9, 6.000%, 6/25/2036	1,082,623	1,067,221
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A12, 6.000%, 6/25/2036	834,087	840,357
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	73,902	71,629
Residential Funding Mortgage Securities Trust, Series 2006-S9, Class A4, 5.750%, 9/25/2036	5,948,561	5,737,768
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (c)	14,629	9,366
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	628,666	613,307
Residential Funding Mortgage Securities Trust, Series 2006-SA4, Class 2A1, 4.702%, 11/25/2036 (h)	1,437,324	1,369,223
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	1,676,608	1,634,861
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (c)	244,296	174,512
Residential Mortgage Loan Trust, Series 2019-2, Class M1, 3.862%, 5/25/2059 (a)(h)	16,244,000	16,803,265
Residential Mortgage Loan Trust, Series 2019-2, Class B1, 4.713%, 5/25/2059 (a)(h)	12,400,000	12,840,597
Residential Mortgage Loan Trust, Series 2019-2, Class B2, 6.037%, 5/25/2059 (a)(h)	10,739,000	11,124,068
Residential Mortgage Loan Trust, Series 2019-3, Class B2, 5.664%, 9/25/2059 (a)(h)	6,500,000	6,748,553
Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.665%, 1/25/2060 (a)(h)	1,075,000	1,089,980
Saluda Grade Alternative Mortgage Trust, Series 2020-PAC1, Class A2, 6.899%, 8/25/2027 (a)	15,000,000	15,042,360
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class C, 0.000%, 5/25/2050 (a)(e)(g)(h)	104,843,276	9,192,239
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class A1, 3.321%, 5/25/2050 (a)(h)	19,331,426	19,475,600
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class A2, 5.000%, 5/25/2050 (a)(h)	16,976,085	17,377,247
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class M1, 7.500%, 5/25/2050 (a)(h)	7,318,000	7,781,244
Saluda Grade Alternative Mortgage Trust, Series 2020-FIG1, Class A1, 3.568%, 9/25/2050 (a)	7,507,622	7,568,682
Saluda Grade Alternative Mortgage Trust, Series 2020-FIG1, Class M1, 7.000%, 9/25/2050 (a)	15,377,355	15,505,233
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class C, 0.010%, 10/25/2051 (a)(e)(h)	252,357	1,509,578
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M1, 4.250%, 10/25/2051 (a)(h)	1,449,524	1,641,454
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M2, 6.000%, 10/25/2051 (a)(h)	1,159,619	1,313,862
Sequoia Mortgage Trust, Series 2004-4, Class A, 0.744% (6 Month LIBOR USD + 0.520%), 5/20/2034 (d)	1,045,539	1,008,283
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 1.297% (6 Month LIBOR USD + 1.100%), 8/20/2034 (d)	46,869	46,185
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.763%, 3/20/2035 (e)(g)(h)	6,806,283	92,559
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (a)(e)(h)	1,867,781	14,066
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 2.492%, 10/20/2046 (h)	3,038,236	2,832,104
Sequoia Mortgage Trust, Series 2021-1, Class B4, 2.673%, 3/25/2051 (a)(h)	2,626,896	1,914,658
SG Residential Mortgage Trust, Series 2019-3, Class M1, 3.526%, 9/25/2059 (a)(h)	8,974,000	9,179,029
Shellpoint Asset Funding Trust, Series 2013-1, Class B4, 3.856%, 7/25/2043 (a)(h)	868,987	901,665
Shellpoint Asset Funding Trust, Series 2013-1, Class B5, 3.856%, 7/25/2043 (a)(h)	2,738,436	2,668,937
Spruce Hill Mortgage Loan Trust, Series 2019-SH1, Class B1, 4.992%, 4/29/2049 (a)(h)	9,500,000	9,748,178
Spruce Hill Mortgage Loan Trust, Series 2019-SH1, Class B2, 6.176%, 4/29/2049 (a)(h)	5,500,000	5,634,607
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.676%, 1/28/2050 (a)(h)	6,000,000	6,086,352
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class M1, 4.770%, 10/26/2048 (a)(h)	12,697,000	13,288,033
Starwood Mortgage Residential Trust, Series 2019-1, Class B1, 4.766%, 6/25/2049 (a)(h)	1,000,000	1,009,560
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 3.612%, 3/25/2035 (h)	487,844	509,074
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 2.932%, 9/25/2035 (h)	3,057,933	2,828,933
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 4A1, 3.114%, 1/25/2036 (h)	759,347	740,256
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 1.615% (1 Month LIBOR USD + 1.500%), 9/25/2037 (d)	1,232,721	1,204,084
Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class X, 1.481%, 3/19/2034 (e)(g)(h)	7,666,962	262,233
Structured Asset Mortgage Investments II Trust, Series 2004-AR7, Class X, 1.332%, 4/19/2035 (e)(g)(h)	10,556,547	272,464
Structured Asset Mortgage Investments II Trust, Series 2005-AR3, Class 1X, 2.656%, 8/25/2035 (e)(g)(h)	15,883,699	1,430,994
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4X, 2.159%, 5/25/2036 (e)(g)(h)	42,725,099	3,998,941
Structured Asset Mortgage Investments II Trust, Series 2006-AR8, Class X, 0.400%, 10/25/2036 (e)(g)	105,086,727	2,018,821
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 1X, 2.023%, 5/25/2045 (e)(g)(h)	10,845,758	631,668
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 2.244%, 3/25/2033 (h)	19,735	20,377
TBW Mortgage-Backed Trust Series, Series 2006-3, Class 2A1, 6.500%, 7/25/2036	3,602,554	2,430,701
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 4.095%, 1/25/2037 (a)(e)(g)(h)	30,648,510	2,555,503
TH MSR issuer Trust, Series 2019-FT1, Class A, 2.906% (1 Month LIBOR USD + 2.800%), 6/25/2024 (a)(d)	2,000,000	1,993,314
Traingle Re Ltd., Series 2021-1, Class M1C, 3.506% (1 Month LIBOR USD + 3.400%), 8/25/2033 (a)(d)	4,720,000	4,757,812
Traingle Re Ltd., Series 2021-1, Class M2, 4.006% (1 Month LIBOR USD + 3.900%), 8/25/2033 (a)(d)	7,492,000	7,549,703
Verus Securitization Trust, Series 2019-INV1, Class A1, 3.402%, 12/25/2058 (a)(h)	141,605	147,915
Verus Securitization Trust, Series 2019-INV1, Class M1, 4.034%, 12/25/2058 (a)(h)	5,000,000	5,224,745
Verus Securitization Trust, Series 2019-INV1, Class B1, 4.991%, 12/25/2058 (a)	2,250,000	2,269,633
Verus Securitization Trust, Series 2019-2, Class M1, 3.781%, 5/25/2059 (a)(h)	13,000,000	13,361,153
Verus Securitization Trust, Series 2019-2, Class B1, 4.437%, 5/25/2059 (a)(h)	3,800,000	3,897,481
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A1, 0.218% (1 Month LIBOR USD + 0.100%), 8/25/2036 (d)	5,356,175	3,222,082
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 0.418% (1 Month LIBOR USD + 0.300%), 8/25/2036 (d)	26,124,630	14,161,509
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 0.598% (1 Month LIBOR USD + 0.480%), 8/25/2036 (d)	2,661,799	1,598,714
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 0.266% (1 Month LIBOR USD + 0.160%), 1/25/2037 (d)	8,214,587	5,218,234
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 0.466% (1 Month LIBOR USD + 0.360%), 1/25/2037 (d)	2,814,170	1,802,740
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE3, Class 1A, 0.261% (1 Month LIBOR USD + 0.155%), 8/25/2036 (d)	2,970,718	2,779,014
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 3.168%, 6/25/2034 (h)	813,948	828,359
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A2, 2.718%, 12/25/2035 (h)	15,251,184	15,219,599
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 1A2, 2.791%, 1/25/2036 (h)(j)	16,201,970	16,740,021
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A1, 3.016%, 9/25/2036 (h)	1,974,890	1,850,014
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1A4, 3.040%, 10/25/2036 (h)	4,208,555	4,375,950
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A3, 2.488%, 11/25/2036 (h)	907,588	879,136
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 3A1, 3.001%, 1/25/2037 (h)	509,408	497,191
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 3.157%, 6/25/2037 (h)	2,532,900	2,495,514
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 1.706%, 7/25/2044 (e)(g)(h)	15,360,156	612,809
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class X, 2.021%, 4/25/2045 (e)(g)(h)	23,022,358	1,701,629
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 2XPP, 1.187%, 8/25/2046 (e)(g)(h)	7,147,149	253,752
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class 1XPP, 0.837%, 6/25/2047 (e)(g)(h)	79,215,246	1,479,899
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (c)	631	500
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-5, Class CB11, 1.506% (1 Month LIBOR USD + 1.400%), 7/25/2035 (d)	3,456,691	2,969,626
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class 5A3, 1.456% (1 Month LIBOR USD + 1.350%), 11/25/2035 (d)	2,178,856	1,573,206
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 0.626% (1 Month LIBOR USD + 0.520%), 12/25/2035 (d)	3,736,741	3,645,688
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A7, 5.750%, 1/25/2036	8,469,309	8,169,588
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-1, Class 2XB1, 7.000%, 2/25/2036	4,694,030	4,198,068
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A1, 0.196% (1 Month LIBOR USD + 0.090%), 2/25/2037 (d)	8,552,192	5,588,840
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class A19, 6.000%, 4/25/2037 (j)	6,853,307	6,837,661
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 1.459%, 10/25/2046 (e)(g)(h)	16,589,008	840,748
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR9, Class 1A, 0.972% (12 Month US Treasury Average + 0.830%), 11/25/2046 (d)	6,446,844	5,711,207
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 2A, 0.892% (12 Month US Treasury Average + 0.750%), 2/25/2047 (d)	14,864,441	13,954,247
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, 1.658% (11th District Cost of Funds Index + 1.250%), 4/25/2047 (d)	4,406,773	4,070,757
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA4, Class XPPP, 1.772%, 4/25/2047 (e)(g)(h)	28,187,274	1,216,055
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA4, Class 1XPP, 0.958%, 5/25/2047 (e)(g)(h)	44,790,658	842,199
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, 0.426% (1 Month LIBOR USD + 0.320%), 3/25/2037 (d)	5,155,297	4,292,388
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.000%, 6/25/2037	1,449,606	1,455,775
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A1, 6.500%, 7/25/2037	2,407,041	2,236,738
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A3, 6.500%, 7/25/2037	2,640,518	2,453,696
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 3.057%, 8/25/2036 (h)	214,575	209,582
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 2.914%, 9/25/2036 (h)	439,239	430,905
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 2.974%, 9/25/2036 (h)	275,536	261,217
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 3.095%, 10/25/2036 (h)	795,225	781,225
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (c)	45,645	32,995
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B6, 2.742%, 12/25/2050 (a)(h)	1,616,502	557,952
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B5, 2.742%, 12/25/2050 (a)(h)	1,011,000	563,367
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B4, 2.742%, 12/25/2050 (a)(h)	1,818,000	1,233,982
Wells Fargo Mortgage Loan Trust, Series 2010-RR2, Class 1A4, 3.295%, 9/27/2035 (a)(h)	5,404,420	4,883,709
WinWater Mortgage Loan Trust, Series 2014-1, Class B5, 3.849%, 6/20/2044 (a)(h)	2,370,000	2,479,269
WinWater Mortgage Loan Trust, Series 2014-2, Class B5, 4.114%, 9/20/2044 (a)(h)	1,938,000	2,056,429
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Cost ― $4,098,283,134)		4,027,129,762

Residential Mortgage-Backed Securities - U.S. Government Agency ― 3.99%
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1, 4.206% (1 Month LIBOR USD + 4.100%), 9/25/2031 (a)(d)	7,887,788	8,208,229
Connecticut Avenue Securities Trust, Series 2019-R04, Class 2B1, 5.356% (1 Month LIBOR USD + 5.250%), 6/27/2039 (a)(d)	2,606,068	2,720,899
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1, 4.206% (1 Month LIBOR USD + 4.100%), 7/25/2039 (a)(d)	3,596,000	3,699,385
Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, 3.856% (1 Month LIBOR USD + 3.750%), 9/25/2039 (a)(d)	6,762,496	6,889,293
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, 3.506% (1 Month LIBOR USD + 3.400%), 10/25/2039 (a)(d)	16,899,769	17,137,430
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.356% (1 Month LIBOR USD + 9.250%), 11/25/2039 (a)(d)	2,500,000	2,608,595
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 2.106% (1 Month LIBOR USD + 2.000%), 1/25/2040 (a)(d)	7,500,000	7,557,772
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 4.609% (1 Month LIBOR USD + 4.500%), 2/26/2024 (d)	4,640,995	4,690,361
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 4.256% (1 Month LIBOR USD + 4.150%), 1/27/2025 (d)	62,112	62,247
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class B, 3.811%, 5/25/2048 (a)(h)	5,343,031	5,039,146
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class B, 4.150%, 8/25/2048 (a)(h)	13,944,566	13,539,309
Federal Home Loan Mortgage Corp., Series 2018-HQA2, Class M2, 2.406% (1 Month LIBOR USD + 2.300%), 10/26/2048 (a)(d)	13,748,980	13,970,517
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.489%, 11/25/2048 (a)(h)	29,384,543	29,081,529
Federal Home Loan Mortgage Corp., Series 2019-DNA2, Class M2, 2.556% (1 Month LIBOR USD + 2.450%), 3/25/2049 (a)(d)	5,404,382	5,502,450
Federal Home Loan Mortgage Corp., Series 2019-HQA2, Class M2, 2.156% (1 Month LIBOR USD + 2.050%), 4/26/2049 (a)(d)	4,951,423	5,016,871
Federal Home Loan Mortgage Corp., Series 2019-DNA3, Class M2, 2.156% (1 Month LIBOR USD + 2.050%), 7/26/2049 (a)(d)	1,763,605	1,788,779
Federal Home Loan Mortgage Corp., Series 2019-HQA3, Class M2, 1.956% (1 Month LIBOR USD + 1.850%), 9/27/2049 (a)(d)	4,609,971	4,644,582
Federal Home Loan Mortgage Corp., Series 2019-HQA3, Class B1, 3.106% (1 Month LIBOR USD + 3.000%), 9/27/2049 (a)(d)	7,847,000	8,002,716
Federal Home Loan Mortgage Corp., Series 2019-DNA4, Class M2, 2.056% (1 Month LIBOR USD + 1.950%), 10/25/2049 (a)(d)	3,154,118	3,174,840
Federal Home Loan Mortgage Corp., Series 2019-HQA4, Class M2, 2.156% (1 Month LIBOR USD + 2.050%), 11/26/2049 (a)(d)	6,176,930	6,200,112
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class M2, 1.806% (1 Month LIBOR USD + 1.700%), 1/25/2050 (a)(d)	6,193,462	6,226,399
Federal Home Loan Mortgage Corp., Series 2020-HQA1, Class M2, 2.006% (1 Month LIBOR USD + 1.900%), 1/25/2050 (a)(d)	12,779,625	12,865,082
Federal Home Loan Mortgage Corp., Series 2020-HQA1, Class B1, 2.456% (1 Month LIBOR USD + 2.350%), 1/25/2050 (a)(d)	4,899,856	4,875,357
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class M2, 1.956% (1 Month LIBOR USD + 1.850%), 2/25/2050 (a)(d)	10,123,783	10,231,470
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class B1, 2.606% (1 Month LIBOR USD + 2.500%), 2/25/2050 (a)(d)	3,800,000	3,814,250
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M1, 1.206% (1 Month LIBOR USD + 1.100%), 3/25/2050 (a)(d)	558,736	559,610
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M2, 3.206% (1 Month LIBOR USD + 3.100%), 3/25/2050 (a)(d)	5,000,000	5,114,395
Federal Home Loan Mortgage Corp., Series 2021-DNA1, Class M2, 1.810% (SOFR30A + 1.800%), 1/25/2051 (a)(d)	12,918,856	12,983,515
Federal Home Loan Mortgage Corp., Series 2021-DNA1, Class B1, 2.660% (SOFR30A + 2.650%), 1/25/2051 (a)(d)	2,153,143	2,112,718
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 5.106% (1 Month LIBOR USD + 5.000%), 7/25/2025 (d)	1,590,989	1,634,794
Federal National Mortgage Association, Series 2017-C04, Class 2M2, 2.956% (1 Month LIBOR USD + 2.850%), 11/26/2029 (d)	6,741,412	6,905,929
Federal National Mortgage Association, Series 2017-C06, Class 2M2, 2.906% (1 Month LIBOR USD + 2.800%), 2/25/2030 (d)	1,074,355	1,097,212
Federal National Mortgage Association, Series 2017-C07, Class 2M2, 2.606% (1 Month LIBOR USD + 2.500%), 5/28/2030 (d)	3,096,516	3,131,392
Federal National Mortgage Association, Series 2018-C04, Class 2M2, 2.656% (1 Month LIBOR USD + 2.550%), 12/26/2030 (d)	1,560,405	1,594,091
Federal National Mortgage Association, Series 2019-R01, Class 2M2, 2.556% (1 Month LIBOR USD + 2.450%), 7/25/2031 (a)(d)	7,326,126	7,376,545
Federal National Mortgage Association, Series 2019-R02, Class 1M2, 2.406% (1 Month LIBOR USD + 2.300%), 8/25/2031 (a)(d)	4,070,765	4,105,150
Federal National Mortgage Association, Series 2019-R04, Class 2M2, 2.206% (1 Month LIBOR USD + 2.100%), 6/27/2039 (a)(d)	3,774,723	3,792,434
Federal National Mortgage Association, Series 2019-R05, Class 1M2, 2.106% (1 Month LIBOR USD + 2.000%), 7/25/2039 (a)(d)	1,535,253	1,543,657
Federal National Mortgage Association, Series 2019-R06, Class 2ED2, 1.106% (1 Month LIBOR USD + 1.000%), 9/25/2039 (a)(d)	2,059,543	2,060,639
Federal National Mortgage Association, Series 2019-R07, Class 1M2, 2.206% (1 Month LIBOR USD + 2.100%), 10/25/2039 (a)(d)	5,695,325	5,735,631
Federal National Mortgage Association, Series 2020-R01, Class 1M2, 2.156% (1 Month LIBOR USD + 2.050%), 1/25/2040 (a)(d)	11,013,325	11,098,161
Federal National Mortgage Association, Series 2020-R02, Class 2B1, 3.106% (1 Month LIBOR USD + 3.000%), 1/25/2040 (a)(d)	13,017,089	12,854,375
STACR Trust, Series 2018-HRP1, Class M2, 1.756% (1 Month LIBOR USD + 1.650%), 5/25/2043 (a)(d)	1,895,640	1,900,383
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - (Cost ― $262,251,588)		273,148,251

Whole Loans ― 0.51%
30 Year 6 Month Prime ARM, 7.990%, 09/01/2049	69,103	69,184
Agency High Balance Residential Mortgages, 4.500% to 5.125%, 5/24/2048 to 6/27/2048	2,305,849	2,364,106
Agency High Balance Residential Mortgages, 2.750% to 3.250%, 4/26/2037 to 9/27/2037 (g)	2,768,615	2,667,662
Gateway Mount Pleasant, 5.300%, 8/1/2028	13,730,778	11,725,885
Residential Second Lien Mortgages, 4.939% to 10.849%, 12/1/2033 to 2/1/2050 (g)(r)	7,483,057	7,454,589
Savannah Grand, 6.900%, 2/6/2022	4,600,000	4,514,308
Valley Oaks Nursing Home Commercial Loans, 7.500%, 8/6/2021	5,984,193	5,956,149
TOTAL WHOLE LOANS (Cost ― $35,182,401)		34,751,883

Short-Term Investments ― 3.82%	Shares
Money Market Funds ― 3.82%
First American Government Obligations Fund, Class U, 0.031% (j)(s)	261,288,771	261,288,771
TOTAL SHORT-TERM INVESTMENTS (Cost ― $261,288,771)		261,288,771
TOTAL INVESTMENTS ― 104.71% (Cost ― $7,214,061,203)		7,162,856,401
Liabilities in Excess of Other Assets ― (4.71%)		(322,521,009)
NET ASSETS ― 100.00%		$6,840,335,392

CMT	Constant Maturity Treasury
LIBOR	London Inter-Bank Offered Rate
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2021, the value of these securities amounted to $3,449,144,893 or 50.42% of net assets.

(b)	Security issued on a when-issued basis. On April 30, 2021, the total value of investments purchased on a when-issued basis was $17,114,977 or 0.25% of net assets.
(c)	Principal only security.
(d)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of April 30, 2021.

(e)	Interest only security.
(f)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of April 30, 2021.
(g)	Illiquid security. At April 30, 2021, the value of these securities amounted to $416,840,350 or 6.09% of net assets.
(h)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2021.
(i)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At April 30, 2021, the value of securities pledged amounted to $15,750,859 or 0.23% of net assets.

(j)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At April 30, 2021, the value of securities pledged amounted to $527,616,277.
(k)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(l)	As of April 30, 2021, the Fund has fair valued these securities. The value of these securities amounted to $2,986,871 or 0.04% of net assets. Value determined using significant unobservable inputs.
(m)
Security issued as a "Trust Preferred Security", with a par value of $1,000 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.

(n)	Non-income producing security. Item identified as in default as to the payment of interest.
(o)	Auction rate security. Rate disclosed is the rate in effect as of April 30, 2021.
(p)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2021.
(q)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(r)	A portion of this security has been identified as non-income producing and in default as to the payment of interest. At April 30, 2021, the value amounted to $3,303,209.
(s)	Rate disclosed is the seven-day yield as of April 30, 2021.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2021:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$680,696,607	$-	$680,696,607
Collateralized Debt Obligations	-	48,192,337	-	48,192,337
Collateralized Loan Obligations	-	511,323,487	-	511,323,487
Commercial Mortgage-Backed Securities	-	112,944,265	-	112,944,265
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	634,977,512	-	634,977,512
Corporate Obligations	-	407,271,216	2,977,353	410,248,569
Investment Companies	148,582,760	-	-	148,582,760
Preferred Stocks	19,572,197	-	-	19,572,197
Residential Mortgage-Backed Securities	-	4,027,120,244	9,518	4,027,129,762
Residential Mortgage-Backed Securities - U.S. Government Agency	-	273,148,251	-	273,148,251
Whole Loans	-	34,751,883	-	34,751,883
Short-Term Investments	261,288,771	-	-	261,288,771
Total	$429,443,728	$6,730,425,802	$2,986,871	$7,162,856,401

See the Consolidated Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2021, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2021	Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/2021
Corporate Obligations	$3,710,523	$(712,226)	$-	$(20,944)	$-	$-	$-	$-	$2,977,353
Residential Mortgage-Backed Securities	$9,518	$36,648	$-	$(36,648)	$-	$-	$-	$-	$9,518

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2021, is ($57,592).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/2021	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input
Corporate Obligations	$1,312,200	Consensus Pricing	Third party	$9.72*	N/A
Corporate Obligations	$1,665,153	Model Valuation	Fundamentals, external credit rating, and internal BankSURF ratings	$832.58*	N/A
Residential Mortgage-Backed Securities	$-	Model Valuation	Fundamentals, remittance history	$0.00*	N/A
Residential Mortgage-Backed Securities	$9,518	Model Valuation	Value of the call rights and value of the collateral of the deal	$0.10-$0.95	$0.95

*Each input presents information for one security and reflects the value as of April 30, 2021.

Transactions with Affiliates

The Fund's transactions with affiliates represent holdings for which the Fund and the underlying investee Fund have the same investment advisor or where the investee Fund’s investment advisor is under common control with the Fund’s investment advisor.

The Fund had the following transactions during the period ended April 30, 2021, with affiliates:

				Period Ended April 30, 2021
Security Name	Value as of February 1, 2021	Purchases	Sales	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates	Value as of April 30, 2021	Share Balance	Dividend Income	Net Realized Gain (Loss) on Investments in Affiliates
Financials Income Fund	$45,248,915	$-	$-	$617,733	$45,866,648	5,147,772	$435,348	$-
High Yield Opportunities Fund	39,134,106	-	-	500,436	39,634,542	3,336,241	529,495	-
UltraShort Income Fund	78,159,032	-	(15,000,000)	(187,632)	63,081,570	6,258,092	254,862	110,171
Total	$162,542,053	$-	$(15,000,000)	$930,537	$148,582,760	14,742,105	$1,219,705	$110,171